                            JUNE 30, 2002 www.kineticsfunds.com


                  SEMI-ANNUAL REPORT

                  The INTERNET Fund

                  The Internet EMERGING GROWTH Fund

                  The NEW PARADIGM Fund

                  The MEDICAL Fund

                  The SMALL CAP OPPORTUNITIES Fund

                  The ENERGY Fund

                  The KINETICS GOVERNMENT MONEY MARKET Fund

                  Each a series of Kinetics Mutual Funds, Inc.









                   [COMPANY LOGO] Kinetics Mutual Funds, Inc.

 KINETICS MUTUAL FUNDS, INC.
 TABLE OF CONTENTS
 June 30, 2002

                                                              PAGE
                                                              ----
Shareholders' Letter........................................    2
Market Commentary...........................................    4
KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
  Statement of Assets and Liabilities.......................    7
  Statement of Operations...................................   10
  Statement of Changes in Net Assets........................   13
  Notes to Financial Statements.............................   17
  Financial Highlights......................................   26
KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
  Portfolio of Investments The Internet Portfolio...........   33
  Portfolio of Investments The Internet Emerging Growth
     Portfolio..............................................   38
  Portfolio of Investments The New Paradigm Portfolio.......   40
  Portfolio of Investments The Medical Portfolio............   44
  Portfolio of Investments The Small Cap Opportunities
     Portfolio..............................................   47
  Portfolio of Investments The Energy Portfolio.............   50
  Portfolio of Investments The Kinetics Government Money
     Market
     Portfolio..............................................   52
  Portfolio of Options Written The Internet Portfolio.......   53
  Portfolio of Options Written The Medical Portfolio........   54
  Portfolio of Options Written The Small Cap Opportunities
     Portfolio..............................................   55
  Statement of Assets and Liabilities.......................   56
  Statement of Operations...................................   59
  Statement of Changes in Net Assets........................   62
  Notes to Financial Statements.............................   66

 KINETICS MUTUAL FUNDS, INC.
 SHAREHOLDERS' LETTER

     Dear Fellow Shareholders,

     We are pleased to present the Kinetics Mutual Funds semi-annual report for the period ended June 30, 2002. On a relative basis, the Kinetics Family continues to distinguish itself from the majority of its peers. This is, of course, not the same thing as saying that our shareholders had a rewarding investment experience, on an absolute basis, over the last six months. With the exception of our New Paradigm Fund and our Energy Fund, our equity funds have had negative returns for the first six months of 2002. However, we believe these returns should be viewed in the context of the overall equity market and the particular sectors in which our funds operate.

     It is our opinion that good annual relative returns will ultimately produce satisfactory long term results for our shareholders. Why? Well, if you accept the premise, as we do, that stocks will produce satisfactory positive long-term returns for investors, then annual advantages over an index or a peer group, however small, will ultimately prove to be rewarding.

     We continue to inform our shareholders through our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, investment commentary, newsflashes, recent performance data, and online access to account information.

     THE INTERNET FUND has produced satisfactory long-term returns, albeit lumpy, by investing in the evolution of Internet-related technology.

     THE MEDICAL FUND offers an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies.

     THE NEW PARADIGM FUND focuses on companies that have sustainable high returns on equity. This Fund has produced positive returns over the last 2.5 years. The typical large stock index has posted substantial negative returns over the same time period.

     THE INTERNET EMERGING GROWTH FUND focuses on early life cycle companies that are positioned on the edge of the curve in the evolution of Internet-related technology.

     THE SMALL CAP OPPORTUNITIES FUND focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long term investment results.

     THE ENERGY FUND explores opportunities in traditional and alternative energy stocks.

     THE KINETICS GOVERNMENT MONEY MARKET FUND is a short-term investment vehicle that helps to round out our equity product offerings.

   /s/ Peter B. Doyle
     Peter B. Doyle
     Chief Investment Strategist
     Kinetics Mutual Funds, Inc.

 KINETICS MUTUAL FUNDS, INC.
 MARKET COMMENTARY

     Dear Shareholders,

     The last six months were characterized by a steep erosion of investor confidence in the equity markets of the United States, with the economic backdrop being of only marginal consideration to investors. In point of fact, the United States economy grew at a very robust 5% during the first quarter of 2002, and is expected to post healthy, albeit more muted, growth for the balance of 2002. We believe that a major cause of the considerable decline in equities is the concern that while the economy is fairly robust, corporate profits have been, on balance, anything but robust. This troubling disconnect has made equity valuations higher than had been anticipated only several months ago.

     Further, significant accounting scandals involving Enron, Tyco, WorldCom, Global Crossing, Xerox and the country's major auditing firms have shaken the faith of investors. The resulting focus upon accounting practices at some large and reputable companies (including Microsoft, Merck and General Electric) served to increase the equity risk premiums for stocks in general. When equity risk premiums rise, share prices trade at lower valuation parameters, to reflect the actual, or perceived, higher risk. The accounting issues are very serious to us, and you, as they undermine the basis by which investors make decisions.

     As stated in our annual report, if a single company violated accounting standards, the capital markets (i.e., investors) would discount the event as a one-time occurrence attributable to a rogue management. If, however, the largest and most respected companies use accounting practices to make themselves appear more profitable than they are, investor confidence must erode. Since equity prices are set at the margin, i.e., new buyers are needed to make prices rise, it is difficult to envision how stocks, in general, will move significantly higher until confidence in accounting practices is restored.

     Our Funds continue to operate in a capital-spending environment that can best be described as extremely challenging, particularly for technology companies. This continues to have a profound effect on the level of profitability for most firms. Such an environment also negatively impacts share prices.

     Our approach, which relies on proprietary research, has been to deal with these unpleasant realities by concentrating upon firms that are not exposed to intense competition, and which possess strong balance sheets. On the qualitative front, we have always favored investments in companies that have competent and honest management. Our strategy has placed us in a strong position relative to most of our competitors, and should allow us to fully capitalize upon the eventual rebound in equity prices.

   -s- Peter B. Doyle
     Peter B. Doyle
     Chief Investment Strategist

     DISCLOSURE
     THIS MATERIAL IS INTENDED TO BE REVIEWED IN CONJUNCTION WITH A CURRENT PROSPECTUS, WHICH INCLUDES ALL FEES AND EXPENSES THAT APPLY TO A CONTINUED INVESTMENT PROSPECTUS, AS WELL AS INFORMATION REGARDING THE RISK FACTORS, POLICIES AND OBJECTIVES OF THE FUNDS. READ IT CAREFULLY BEFORE INVESTING.

     BECAUSE THE FUNDS [OTHER THAN THE NEW PARADIGM FUND, THE SMALL CAP OPPORTUNITIES FUND AND THE KINETICS GOVERNMENT MONEY MARKET FUND] INVEST IN A SINGLE INDUSTRY OR GEOGRAPHIC REGION, THEIR SHARES ARE SUBJECT TO A HIGHER DEGREE OF RISK THAN FUNDS WITH A HIGHER LEVEL OF DIVERSIFICATION. INTERNET AND BIOTECHNOLOGY STOCKS ARE SUBJECT TO A RATE OF CHANGE IN TECHNOLOGY, OBSOLESCENCE AND COMPETITION WHICH IS GENERALLY HIGHER THAN THAT OF OTHER INDUSTRIES AND HAVE EXPERIENCED EXTREME PRICE AND VOLUME FLUCTUATIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.

     BECAUSE SMALLER COMPANIES [FOR THE INTERNET EMERGING GROWTH FUND AND THE SMALL CAP OPPORTUNITIES FUND] OFTEN HAVE NARROWER MARKETS AND LIMITED FINANCIAL RESOURCES, THEY PRESENT MORE RISK THAN LARGER MORE WELL ESTABLISHED COMPANIES.

     AS NON-DIVERSIFIED [OTHER THAN THE KINETICS GOVERNMENT MONEY MARKET FUND] AND SINGLE INDUSTRY FUNDS, THE VALUE OF THEIR SHARES MAY FLUCTUATE MORE THAN SHARES INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES.

     AN INVESTMENT IN THE KINETICS GOVERNMENT MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     UNLIKE OTHER INVESTMENT COMPANIES THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, KINETICS MUTUAL FUNDS PURSUE THEIR INVESTMENT OBJECTIVES BY INVESTING ALL OF THEIR INVESTABLE ASSETS IN A CORRESPONDING PORTFOLIO SERIES OF KINETICS PORTFOLIOS TRUST.

     DISTRIBUTOR: KINETICS FUNDS DISTRIBUTOR, INC. IS NOT AN AFFILIATE OF KINETICS MUTUAL FUNDS, INC. KINETICS FUNDS DISTRIBUTOR IS AN AFFILIATE OF KINETICS ASSET MANAGEMENT, INC., INVESTMENT ADVISER TO KINETICS MUTUAL FUNDS, INC.

     (C)JANUARY 1, 2002 -- KINETICS ASSET MANAGEMENT, INC.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2002 (Unaudited)

                                                                    THE INTERNET
                                                   THE INTERNET    EMERGING GROWTH
                                                       FUND             FUND
----------------------------------------------------------------------------------
ASSETS:
  Investments in the Master Portfolios, at
    value*.......................................  $ 337,728,189     $ 3,937,980
  Receivable for Master Portfolio interest
    sold.........................................     44,394,797           2,073
  Receivable for Fund shares sold................     26,637,240             100
  Prepaid expenses...............................         32,135          14,320
                                                   -------------     -----------
    Total assets.................................    408,792,361       3,954,473
                                                   -------------     -----------
LIABILITIES:
  Payable to Adviser.............................             --             963
  Payable to Directors...........................          7,724             170
  Payable for service fees.......................         57,403             846
  Payable for distribution fees..................          5,054              --
  Payable for Fund shares repurchased............     71,032,037           2,173
  Accrued expenses and other liabilities.........        303,000          16,500
                                                   -------------     -----------
    Total liabilities............................     71,405,218          20,652
                                                   -------------     -----------
    Net assets...................................  $ 337,387,143     $ 3,933,821
                                                   =============     ===========
NET ASSETS CONSIST OF:
  Paid in capital................................  $ 601,164,200     $15,738,594
  Accumulated net investment loss................     (1,113,041)        (50,454)
  Accumulated net realized loss on investments,
    options and written option contracts.........   (166,974,690)     (8,918,346)
  Net unrealized depreciation on:
    Investments..................................    (95,495,933)     (2,835,973)
    Written option contracts.....................       (193,393)             --
                                                   -------------     -----------
    Net assets...................................  $ 337,387,143     $ 3,933,821
                                                   =============     ===========
CALCULATION OF NET ASSET VALUE PER SHARE --
  INVESTOR CLASS:
  Net assets.....................................  $ 311,602,139     $ 3,933,821
  Shares outstanding.............................     17,384,502       1,112,536
  Net asset value per share (offering and
    redemption price)............................  $       17.92     $      3.54
                                                   =============     ===========
CALCULATION OF NET ASSET VALUE PER SHARE --
  ADVISOR CLASS A:
  Net assets.....................................  $  25,785,004
  Shares outstanding.............................      1,443,475
  Net asset value per share......................  $       17.86
                                                   =============
  Offering price per share.......................  $       18.95
                                                   =============

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2002 (Unaudited)

                                                                                   THE SMALL
                                                       THE NEW                        CAP
                                                      PARADIGM     THE MEDICAL   OPPORTUNITIES
                                                        FUND          FUND           FUND
----------------------------------------------------------------------------------------------
ASSETS:
 Investments in the Master Portfolios, at value*...  $10,715,964   $25,853,964    $6,529,024
 Receivable for Master Portfolio interest sold.....           --     3,099,441     1,052,045
 Receivable for Fund shares sold...................      112,310         9,419        24,530
 Prepaid expenses..................................       41,056        23,054        31,884
                                                     -----------   -----------    ----------
   Total assets....................................   10,869,330    28,985,878     7,637,483
                                                     -----------   -----------    ----------
LIABILITIES:
 Payable to Adviser................................       25,143            --        34,438
 Payable to Directors..............................          200           755           162
 Payable for service fees..........................        2,199         5,641         1,447
 Payable for distribution fees.....................        3,249           831           193
 Payable for Master Portfolio interest purchased...      112,310            --            --
 Payable for Fund shares repurchased...............           --     3,108,860     1,076,575
 Accrued expenses and other liabilities............       11,080        31,904         9,678
                                                     -----------   -----------    ----------
   Total liabilities...............................      154,181     3,147,991     1,122,493
                                                     -----------   -----------    ----------
   Net assets......................................  $10,715,149   $25,837,887    $6,514,990
                                                     ===========   ===========    ==========
NET ASSETS CONSIST OF:
 Paid in capital...................................  $10,552,207   $33,979,303    $6,539,480
 Accumulated net investment loss...................      (66,700)     (237,253)      (95,901)
 Undistributed net realized gain (loss) on
   investments, options and written option
   contracts.......................................     (116,631)     (841,903)      854,903
 Net unrealized appreciation (depreciation) on:
   Investments.....................................      346,273    (7,097,897)     (776,330)
   Written option contracts........................           --        35,637        (7,162)
                                                     -----------   -----------    ----------
   Net assets......................................  $10,715,149   $25,837,887    $6,514,990
                                                     ===========   ===========    ==========
CALCULATION OF NET ASSET VALUE PER SHARE --
 INVESTOR CLASS:
 Net assets........................................  $ 5,473,549   $24,966,247    $6,185,450
 Shares outstanding................................      512,864     1,880,134       452,134
 Net asset value per share (offering and redemption
   price)..........................................  $     10.67   $     13.28    $    13.68
                                                     ===========   ===========    ==========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR
 CLASS A:
 Net assets........................................  $ 5,240,600   $   871,640    $  329,540
 Shares outstanding................................      492,319        65,898        24,125
 Net asset value per share.........................  $     10.64   $     13.23    $    13.66
                                                     ===========   ===========    ==========
 Offering price per share..........................  $     11.29   $     14.04    $    14.49
                                                     ===========   ===========    ==========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR
 CLASS C:
 Net assets........................................  $     1,000
 Shares outstanding................................           94
 Net asset value per share (offering and redemption
   price)..........................................  $     10.64
                                                     ===========

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2002 (Unaudited)

                                                                           THE KINETICS
                                                                            GOVERNMENT
                                                              THE ENERGY      MONEY
                                                                 FUND      MARKET FUND
---------------------------------------------------------------------------------------
ASSETS:
  Investments in the Master Portfolios, at value*...........   $530,425    $ 94,117,095
  Receivable for Fund shares sold...........................         --      73,076,742
  Prepaid expenses..........................................     12,152          17,790
                                                               --------    ------------
    Total assets............................................    542,577     167,211,627
                                                               --------    ------------
LIABILITIES:
  Payable to Adviser........................................      7,223              --
  Payable to Directors......................................          8           1,906
  Payable for service fees..................................        107          31,072
  Payable for professional fees.............................      4,761          10,388
  Payable for Master Portfolio interest purchased...........         --      52,499,987
  Payable for Fund shares repurchased.......................         --      20,576,754
  Dividends payable.........................................         --          11,039
  Accrued expenses and other liabilities....................        250          46,206
                                                               --------    ------------
    Total liabilities.......................................     12,349      73,177,352
                                                               --------    ------------
    Net assets..............................................   $530,228      94,034,275
                                                               ========    ============
NET ASSETS CONSIST OF:
  Paid in capital...........................................   $574,835    $ 94,034,275
  Accumulated net investment income (loss)..................     (2,568)             --
  Undistributed net realized loss on investments............       (350)             --
  Net unrealized depreciation on:
    Investments.............................................    (41,689)             --
                                                               --------    ------------
    Net assets..............................................   $530,228    $ 94,034,275
                                                               ========    ============
  Shares outstanding........................................     53,897      94,034,275
  Net Asset Value, Redemption Price and Offering Price per
    share...................................................   $   9.84    $       1.00
                                                               ========    ============

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2002 (Unaudited)

                                                                             THE INTERNET
                                                              THE INTERNET     EMERGING
                                                                  FUND       GROWTH FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................  $    346,375   $     1,898
  Interest..................................................     2,500,665        11,459
  Income from securities lending............................        34,361           170
                                                              ------------   -----------
      Total investment income...............................     2,881,401        13,527
                                                              ------------   -----------
EXPENSES:
  Expenses allocated from Master Portfolios.................     2,373,431        41,501
  Shareholder servicing fees and expenses...................     1,100,699        37,320
  Administration fees.......................................        80,070         1,167
  Reports to shareholders...................................        86,834         2,714
  Registration fees.........................................        14,701           532
  Professional fees.........................................       121,972         3,053
  Directors' fees and expenses..............................        18,919           345
  Fund accounting fees......................................         8,685           188
  Distribution fees -- Advisor Class A......................         7,245            --
  Other expenses............................................        13,104           196
                                                              ------------   -----------
      Total expenses........................................     3,825,660        87,016
  Less, expense reimbursement and waiver....................            --       (23,035)
                                                              ------------   -----------
      Net expenses..........................................     3,825,660        63,981
                                                              ------------   -----------
      Net investment loss...................................      (944,259)      (50,454)
                                                              ------------   -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS ALLOCATED FROM
  MASTER PORTFOLIOS:
  Net realized loss on:
      Investments and foreign currency......................   (54,946,071)     (386,677)
      Written option contracts expired or closed............       (82,960)           --
  Net change in unrealized appreciation (depreciation) of:
      Investments and foreign currency......................     7,099,309      (458,374)
      Written option contracts..............................       (37,215)           --
                                                              ------------   -----------
      Net loss on investments...............................   (47,966,937)     (845,051)
                                                              ------------   -----------
      Net decrease in net assets resulting from
        operations..........................................  $(48,911,196)  $  (895,505)
                                                              ============   ===========
+ Net of Foreign Taxes Withheld of:                           $     41,371   $        --
                                                              ============   ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2002 (Unaudited)

                                                    THE NEW                   THE SMALL CAP
                                                    PARADIGM   THE MEDICAL    OPPORTUNITIES
                                                      FUND         FUND           FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER
  PORTFOLIOS:
  Dividends+......................................  $ 58,766   $    163,196    $    26,553
  Interest........................................    22,610         28,828         10,609
  Income from securities lending..................       460          3,851            835
                                                    --------   ------------    -----------
      Total investment income.....................    81,836        195,875         37,997
                                                    --------   ------------    -----------
EXPENSES:
  Expenses allocated from Master Portfolios.......    81,834        261,369         80,645
  Shareholder servicing fees and expenses.........    27,277        117,347         30,347
  Administration fees.............................     2,527          8,671          2,470
  Reports to shareholders.........................     4,586          8,532          2,715
  Registration fees...............................    19,416         16,073         12,484
  Professional fees...............................     7,344         14,734          4,053
  Directors' fees and expenses....................       953          2,110            713
  Fund accounting fees............................     6,930            921             68
  Distribution fees -- Advisor Class A............     6,045          1,713            237
  Other expenses..................................       185          1,658            166
                                                    --------   ------------    -----------
      Total expenses..............................   157,097        433,128        133,898
  Less, expense reimbursement and waiver..........   (12,573)            --             --
                                                    --------   ------------    -----------
      Net expenses................................   144,524        433,128        133,898
                                                    --------   ------------    -----------
      Net investment loss.........................   (62,688)      (237,253)       (95,901)
                                                    --------   ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  ALLOCATED FROM MASTER PORTFOLIOS:
  Net realized gain (loss) on:
      Investments and foreign currency............   (20,457)    (1,052,652)       814,294
      Written option contracts expired or
        closed....................................        --        283,402         25,723
  Net change in unrealized appreciation
    (depreciation) of:
      Investments and foreign currency............   109,255     (9,548,532)    (1,368,663)
      Written option contracts....................        --         37,635         10,503
                                                    --------   ------------    -----------
      Net gain (loss) on investments..............    88,798    (10,280,147)      (518,143)
                                                    --------   ------------    -----------
      Net increase (decrease) in net assets
        resulting from operations.................  $ 26,110   $(10,517,400)   $  (614,044)
                                                    ========   ============    ===========
+ Net of Foreign Taxes Withheld of:                 $  4,711   $     14,472    $       291
                                                    ========   ============    ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2002 (Unaudited)

                                                                              THE KINETICS
                                                                               GOVERNMENT
                                                                THE ENERGY    MONEY MARKET
                                                                   FUND           FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................     $  3,410       $     --
  Interest..................................................          640        746,035
                                                                 --------       --------
      Total investment income...............................        4,050        746,035
                                                                 --------       --------
EXPENSES:
  Expenses allocated from Master Portfolios.................        5,595        350,234
  Shareholder servicing fees and expenses...................        4,980        162,447
  Administration fees.......................................          122         24,962
  Reports to shareholders...................................           57         27,350
  Registration fees.........................................        6,149         23,250
  Professional fees.........................................        1,218         27,710
  Directors' fees and expenses..............................           18          4,469
  Fund accounting fees......................................          168             48
  Other expenses............................................            2          1,347
                                                                 --------       --------
      Total expenses........................................       18,309        621,817
  Less, expense reimbursement and waiver....................      (11,573)            --
                                                                 --------       --------
      Net expenses..........................................        6,736        621,817
                                                                 --------       --------
      Net investment income (loss)..........................       (2,686)       124,218
                                                                 --------       --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
  MASTER PORTFOLIOS:
  Net realized gain on:
      Investments...........................................          749             --
  Net change in unrealized appreciation of:
      Investments...........................................       18,582             --
                                                                 --------       --------
      Net gain on investments...............................       19,331             --
                                                                 --------       --------
      Net increase in net assets resulting from
        operations..........................................     $ 16,645       $124,218
                                                                 ========       ========
+ Net of Foreign Taxes Withheld of:.........................     $     85       $     --
                                                                 ========       ========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    THE INTERNET EMERGING
                                            THE INTERNET FUND                                            GROWTH FUND
                             -----------------------------------------------                 ------------------------------------
                               SIX MONTHS                                                    SIX MONTHS
                                  ENDED                          FOR THE                        ENDED                  FOR THE
                                JUNE 30,                       YEAR ENDED                     JUNE 30,                YEAR ENDED
                                  2002                        DECEMBER 31,                      2002                 DECEMBER 31,
                               (UNAUDITED)                        2001                       (UNAUDITED)                 2001
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment loss.......  $      (944,259)                $    (2,260,655)                $   (50,454)            $   (33,444)
 Net realized loss on sale
   of investments, foreign
   currency and written
   option contracts expired
   or closed...............      (55,029,031)                    (77,053,742)                   (386,677)             (4,593,781)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments, foreign
   currency and written
   options.................        7,062,094                      46,097,587                    (458,374)              5,186,199
                             ---------------                 ---------------                 -----------             -----------
     Net increase
       (decrease) in net
       assets resulting
       from operations.....      (48,911,196)                    (33,216,810)                   (895,505)                558,974
                             ---------------                 ---------------                 -----------             -----------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS:
 Net investment income.....               --                              --                          --                      --
 Net realized gain on
   securities
   transactions............               --                              --                          --                      --
                             ---------------                 ---------------                 -----------             -----------
     Total dividends and
       distributions.......               --                              --                          --                      --
                             ---------------                 ---------------                 -----------             -----------
FUND SHARE TRANSACTIONS:
 Net proceeds from shares
   sold....................    3,753,037,442+                  1,346,757,105+                    371,632               5,458,877
 Reinvestment of
   distributions...........               --                              --                          --                      --
 Cost of shares redeemed...   (3,665,507,082)++               (1,447,750,627)++                 (819,780)             (5,118,157)
                             ---------------                 ---------------                 -----------             -----------
     Net increase
       (decrease) in net
       assets from Fund
       share
       transactions........       87,530,360                    (100,993,522)                   (448,148)                340,720
                             ---------------                 ---------------                 -----------             -----------
 Total increase (decrease)
   in net assets...........       38,619,164                    (134,210,332)                 (1,343,653)                899,694
NET ASSETS:
 Beginning of period.......      298,767,979                     432,978,311                   5,277,474               4,377,780
                             ---------------                 ---------------                 -----------             -----------
 End of period*............  $   337,387,143                 $   298,767,979                 $ 3,933,821             $ 5,277,474
                             ===============                 ===============                 ===========             ===========
*Including undistributed
 net investment income
 (loss) of:................  $    (1,113,041)                $      (168,479)                $   (50,454)            $        --
                             ===============                 ===============                 ===========             ===========
CHANGES IN SHARES
 OUTSTANDING -- INVESTOR
 CLASS:
 Shares sold...............      162,923,068                      60,264,960                      89,189               1,310,343
 Shares issued in
   reinvestment of
   dividends and
   distributions...........               --                              --                          --                      --
 Shares redeemed...........     (159,199,847)                    (64,552,878)                   (204,009)             (1,269,542)
                             ---------------                 ---------------                 -----------             -----------
     Net increase
       (decrease) in shares
       outstanding.........        3,723,221                      (4,287,918)                   (114,820)                 40,801
                             ===============                 ===============                 ===========             ===========
CHANGES IN SHARES
 OUTSTANDING --
 CLASS A:
 Shares sold...............       22,618,949                          45,213
 Shares issued in
   reinvestments of
   dividends and
   distributions...........               --                              --
 Shares redeemed...........      (21,220,300)                           (387)
                             ---------------                 ---------------
   Net increase in shares
     outstanding...........        1,398,649                          44,826
                             ===============                 ===============

 + Net proceeds from shares sold includes $450,104,057 and $1,017,841 related to
   The Internet Fund Advisor Class A in 2002 and 2001, respectively.
++ Cost of shares redeemed includes $425,631,031 and $7,877 related to The
   Internet Fund Advisor Class A in 2002 and 2001, respectively.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                  THE NEW PARADIGM FUND                              THE MEDICAL FUND
                                               ---------------------------                ---------------------------------------
                                                SIX MONTHS                                 SIX MONTHS
                                                  ENDED         FOR THE                      ENDED                     FOR THE
                                                 JUNE 30,      YEAR ENDED                   JUNE 30,                  YEAR ENDED
                                                   2002       DECEMBER 31,                    2002                   DECEMBER 31,
                                               (UNAUDITED)        2001                    (UNAUDITED)                    2001
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment loss.........................  $   (62,688)   $   (77,555)                $   (237,253)              $   (555,506)
 Net realized gain (loss) on sale of
  investments, foreign currency and written
  option contracts expired or closed.........      (20,457)       150,479                     (769,250)                 2,422,273
 Net change in unrealized appreciation
  (depreciation) of investments, foreign
  currency and written options...............      109,255       (134,284)                  (9,510,897)               (10,313,497)
                                               ------------   -----------                 ------------               ------------
    Net increase (decrease) in net assets
     resulting from operations...............       26,110        (61,360)                 (10,517,400)                (8,446,730)
                                               ------------   -----------                 ------------               ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS:
 Net investment income.......................           --             --                           --                         --
 Net realized gain on securities
  transactions...............................           --             --                           --                    (73,214)#
                                               ------------   -----------                 ------------               ------------
    Total dividends and distributions........           --             --                           --                    (73,214)
                                               ------------   -----------                 ------------               ------------
FUND SHARE TRANSACTIONS:
 Net proceeds from shares sold...............    3,277,140+    10,802,906+                  65,204,417+                76,907,547+
 Reinvestment of distributions...............           --             --                           --                     69,199+++
 Cost of shares redeemed.....................   (1,496,249)++  (5,636,450)++               (70,468,549)++             (90,150,909)++
                                               ------------   -----------                 ------------               ------------
    Net increase (decrease) in net assets
     from Fund share transactions............    1,780,891      5,166,456                   (5,264,132)               (13,174,163)
                                               ------------   -----------                 ------------               ------------
 Total increase (decrease) in net assets.....    1,807,001      5,105,096                  (15,781,532)               (21,694,107)
NET ASSETS:
 Beginning of period.........................    8,908,148      3,803,052                   41,619,419                 63,313,526
                                               ------------   -----------                 ------------               ------------
 End of period*..............................  $10,715,149    $ 8,908,148                 $ 25,837,887               $ 41,619,419
                                               ============   ===========                 ============               ============
*Including undistributed net investment
 income (loss) of:...........................  $   (66,700)   $    (4,060)                $   (237,253)              $         --
                                               ============   ===========                 ============               ============
CHANGES IN SHARES
 OUTSTANDING -- INVESTOR CLASS:
 Shares sold.................................      112,583        358,984                    2,523,316                  3,994,076
 Shares issued in reinvestment of dividends
  and distributions..........................           --             --                           --                      3,722
 Shares redeemed.............................      (53,898)      (270,421)                  (2,881,067)                (4,777,464)
                                               ------------   -----------                 ------------               ------------
    Net increase (decrease) in shares
     outstanding.............................       58,685         88,563                     (357,751)                  (779,666)
                                               ============   ===========                 ============               ============
CHANGES IN SHARES OUTSTANDING -- CLASS A:
 Shares sold.................................      188,851        400,888                    1,720,223                     68,527
 Shares issued in reinvestment of dividends
  and distributions..........................           --             --                           --                        110
 Shares redeemed.............................      (83,038)       (14,382)                  (1,721,117)                    (1,845)
                                               ------------   -----------                 ------------               ------------
    Net increase (decrease) in shares
     outstanding.............................      105,813        386,506                         (894)                    66,792
                                               ============   ===========                 ============               ============
CHANGES IN SHARES OUTSTANDING -- CLASS C:
 Shares sold.................................           94
 Shares issued in reinvestment of dividends
  and distributions..........................           --
 Shares redeemed.............................           --
                                               ------------
    Net increase in shares outstanding.......           94
                                               ============

------------------
 # Distributions of net realized gain on securities transactions include $2,059 for The Medical Fund Advisor Class A.
 + Net proceeds from shares sold includes $2,050,827 and $4,286,185 related to The New Paradigm Fund Advisor Class A in 2002 and 2001, respectively. In 2002, net proceeds from shares sold also includes $1,000 related to The New Paradigm Fund Advisor Class C. Net proceeds from shares sold of The Medical Fund includes $25,773,388 and $1,251,484 related to The Medical Fund Advisor Class A in 2002 and 2001, respectively.
 ++ Cost of shares redeemed include $909,834 and $147,033 related to The New
    Paradigm Fund Advisor Class A and $25,573,553 and $33,545 for The Medical Fund Advisor Class A in 2002 and 2001, respectively.
+++ Reinvestment of distributions include $1,976 related to The Medical Fund
    Advisor Class A.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                   THE SMALL CAP
                                                                OPPORTUNITIES FUND
                                                            ---------------------------
                                                             SIX MONTHS
                                                               ENDED         FOR THE
                                                              JUNE 30,      YEAR ENDED
                                                                2002       DECEMBER 31,
                                                            (UNAUDITED)        2001
---------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss.....................................  $    (95,901)  $    (63,585)
  Net realized gain on sale of investments, foreign
    currency and written option contracts expired or
    closed................................................       840,017        232,427
  Net change in unrealized appreciation (depreciation) of
    investments, foreign currency and written options.....    (1,358,160)       557,121
                                                            ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations........................................      (614,044)       725,963
                                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income...................................            --             --
  Net realized gain on securities transactions............            --             --
                                                            ------------   ------------
      Total dividends and distributions...................            --             --
                                                            ------------   ------------
FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold...........................    12,832,697+    26,423,797+
  Reinvestment of distributions...........................            --             --
  Cost of shares redeemed.................................   (14,970,943)   (18,399,774)
                                                            ------------   ------------
      Net increase (decrease) in net assets from Fund
        share transactions................................    (2,138,246)     8,024,023
                                                            ------------   ------------
Total increase (decrease) in net assets...................    (2,752,290)     8,749,986
NET ASSETS:
  Beginning of period.....................................     9,267,280        517,294
                                                            ------------   ------------
  End of period*..........................................  $  6,514,990   $  9,267,280
                                                            ============   ============
*Including undistributed net investment income (loss)
  of:.....................................................  $    (95,901)  $         --
                                                            ============   ============
CHANGES IN SHARES OUTSTANDING -- INVESTOR CLASS:
  Shares sold.............................................       870,417      1,991,684
  Shares issued in reinvestment of dividends and
    distributions.........................................            --             --
  Shares redeemed.........................................    (1,057,318)    (1,399,263)
                                                            ------------   ------------
      Net increase (decrease) in shares outstanding.......      (186,901)       592,421
                                                            ============   ============
CHANGES IN SHARES OUTSTANDING -- CLASS A:
  Shares sold.............................................        31,447             65
  Shares issued in reinvestment of dividends and
    distributions.........................................            --             --
  Shares redeemed.........................................        (7,387)            --
                                                            ------------   ------------
      Net increase in shares outstanding..................        24,060             65
                                                            ============   ============

------------------
 + Net proceeds from shares sold includes 444,446 and $942 related to The Small Cap Opportunities Fund Advisor Class A in 2002 and 2001, respectively.
++ Cost of shares redeemed includes $101,455 related to The Small Cap Opportunities Fund Advisor Class A.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                           THE KINETICS GOVERNMENT
                                              THE ENERGY FUND                 MONEY MARKET FUND
                                         --------------------------   ---------------------------------
                                         SIX MONTHS                     SIX MONTHS
                                            ENDED        FOR THE           ENDED            FOR THE
                                          JUNE 30,      YEAR ENDED       JUNE 30,         YEAR ENDED
                                            2002       DECEMBER 31,        2002          DECEMBER 31,
                                         (UNAUDITED)       2001         (UNAUDITED)          2001
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)..........   $ (2,686)     $   (2,094)   $       124,218   $       895,545
 Net realized gain (loss) on sale of
   investments.........................        749          (1,099)                --                --
 Net change in unrealized appreciation
   (depreciation) of investments.......     18,582         (60,271)                --                --
                                          --------      ----------    ---------------   ---------------
     Net increase (decrease) in net
       assets resulting from
       operations......................     16,645         (63,464)           124,218           895,545
                                          --------      ----------    ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
 Net investment income.................         --              --           (124,218)         (895,545)
 Net realized gain on securities
   transactions........................         --              --                 --                --
                                          --------      ----------    ---------------   ---------------
     Total dividends and
       distributions...................         --              --           (124,218)         (895,545)
                                          --------      ----------    ---------------   ---------------
FUND SHARE TRANSACTIONS:
 Net proceeds from shares sold.........    128,078       1,024,275      3,790,187,898     1,463,141,832
 Reinvestment of distributions.........         --              --              8,894           680,718
 Cost of shares redeemed...............    (94,889)       (481,417)    (3,791,048,823)   (1,390,468,240)
                                          --------      ----------    ---------------   ---------------
     Net increase (decrease) in net
       assets from Fund share
       transactions....................     33,189         542,858           (852,031)       73,354,310
                                          --------      ----------    ---------------   ---------------
Total increase (decrease) in net
 assets................................     49,834         479,394           (852,031)       73,354,310
NET ASSETS:
 Beginning of period...................    480,394           1,000         94,886,306        21,531,996
                                          --------      ----------    ---------------   ---------------
 End of period*........................   $530,228      $  480,394    $    94,034,275   $    94,886,306
                                          ========      ==========    ===============   ===============
*Including undistributed net investment
 income (loss) of:.....................   $ (2,686)     $      118    $            --   $            --
                                          ========      ==========    ===============   ===============
CHANGES IN SHARES OUTSTANDING --
 INVESTOR CLASS:
 Shares sold...........................     13,192         100,294      3,790,187,898     1,463,141,832
 Shares issued in reinvestment of
   dividends and distributions.........         --              --              8,894           680,718
 Shares redeemed.......................     (9,862)        (49,827)    (3,791,048,823)   (1,390,468,240)
                                          --------      ----------    ---------------   ---------------
     Net increase (decrease) in shares
       outstanding.....................      3,330          50,467           (852,031)       73,354,310
                                          ========      ==========    ===============   ===============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS
 June 30, 2002 (Unaudited)

1.   ORGANIZATION

Kinetics Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") and is incorporated in the state of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund ("Internet"), The Internet Emerging Growth Fund ("Emerging"), The New Paradigm Fund ("New Paradigm"), The Medical Fund ("Medical"), The Small Cap Opportunities Fund ("Small Cap"), The Energy Fund ("Energy") and The Kinetics Government Money Market Fund ("Government") (each a "Feeder Fund" and collectively, the "Feeder Funds"). Investment operations of the Funds began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Emerging and New Paradigm), February 3, 2000 (Government), March 20, 2000 (Small Cap), and December 29, 2000 (Energy). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Master Portfolio" and collectively the "Master Portfolios") of Kinetics Portfolios Trust (the "Trust").

On April 28, 2000, each Fund in the series, with the exception of Energy, entered into a master-feeder fund structure. Energy entered into a master-feeder fund structure upon commencement of operations. By entering into this structure, each Feeder Fund invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2002 (Unaudited)

Each Feeder Fund's respective interest in the corresponding Master Portfolio as of June 30, 2002 is as follows:

                                                            INTEREST IN
                                                          MASTER PORTFOLIO
                                                          ----------------
Internet Fund.........................................        99.999%
Emerging Fund.........................................        99.882%
New Paradigm Fund.....................................        99.891%
Medical Fund..........................................        99.967%
Small Cap Fund........................................        99.800%
Energy Fund...........................................        98.436%
Government Fund.......................................        99.473%

Prior to the conversion to a master-feeder fund structure, on April 28, 2000, each then existing Feeder Fund conducted its own investment operations. The Financial Highlights reflects the activities of the Feeder Funds prior to the conversion as well as the activities following the conversion.

Effective April 26, 2001, the Internet, New Paradigm and Medical Funds issued an
additional class of shares -- Advisor Class A. Effective           December 31,
2001, the Small Cap Fund issued an additional class of shares -- Advisor Class
A. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%. Effective June 30, 2002 the New Paradigm Fund issued an additional class of shares -- Advisor Class C. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average net assets. The Advisor Class C shares are subject to a contingent deferred sales charge of 1.00% if shares are redeemed within one year. The investor class shares do not pay a 12b-1 fee or have a sales charge. Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Class C shares, the sales charge by the Advisor Class A and Class C shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares.

Refer to the Master Portfolio's financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2002 (Unaudited)

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Investments in The Kinetics Government Money Market Portfolio and instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2002, The Internet Portfolio held five such securities while The Internet Emerging Growth Portfolio and The Small Cap Opportunities Portfolio each held one such securities which represented 4.12%, 0.11% and 0.00% of the Portfolio's total net assets, respectively.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2002 (Unaudited)

equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2002 (Unaudited)

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2002, The Internet Emerging Growth Portfolio owned investment securities with an aggregate market value of $38,205 which were determined to be illiquid pursuant to the guidelines adopted by the Board of Directors and the Board of Trustees. The illiquid securities of The Internet Emerging Growth Portfolio represent 0.97% of the net assets of the Master Portfolio.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements to no more than 33 1/3% of its assets. Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds
(i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the Master Portfolio's expenses on a daily basis. In addition, each Feeder Fund accrues its own

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2002 (Unaudited)

separate expenses. Any cap on expenses includes Feeder Fund specific expenses as well as the expenses allocated from the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

It is the Feeder Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2002 (Unaudited)

Effective January 1, 2001, the Master Portfolios adopted the yield to maturity premium and discount amortization method on all fixed income securities, as required by the revised AICPA Audit and Accounting Guide for Investment Companies. At that time, the Internet Portfolio was the only portfolio that held fixed-income securities. As of June 30, 2002, the Internet Portfolio increased the cost of its fixed-income securities by $31,401, the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle does not affect the Feeder Funds' net asset values, but it changes the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. For the six months ended June 30, 2002, the interest income increased $6,805, Long-Term Capital gains remained unchanged, and unrealized depreciation increased $6,805.

3.   INVESTMENT ADVISER

Effective April 28, 2000, the Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio's average daily net assets. Prior to January 1, 2002, The Adviser had contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Feeder Fund's daily net assets. The expense cap includes Feeder Fund-specific expenses as well as the Master Portfolio's expenses allocated to the Feeder Fund. These expense limitations may be terminated at any time. Under the terms of the Agreement, any Feeder Fund expenses waived or reimbursed by the Adviser may be recovered by the Adviser to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Adviser intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed. Waivers and reimbursements by the Adviser in years prior to 2002 which are subject to potential future recovery include $63,887, $45,940, $45,787 and $44,751 for Emerging, New Paradigm, Small Cap and Government, respectively for 2001 and $462,775, $15,222, $19,743, $93,681 and
$11,899 in 2000 for Internet, Emerging,

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2002 (Unaudited)

New Paradigm, Medical and Small Cap, respectively and $26,415 in 1999 for Medical. For the six months ended June 30, 2002, the amounts earned by the Adviser and the reimbursed and waived expenses for the Feeder Funds are as follows:

                                                              INTERNET    EMERGING
                                                              --------    --------
Annual Advisory Rate......................................      1.25%        1.25%
Annual Cap on Expenses -- Investor Class..................        --         2.74%
Annual Cap on Expenses  -- Advisor Class A................        --          N/A
Expenses Reimbursed by Adviser............................     $  --      $23,035

                                                          NEW PARADIGM    MEDICAL
                                                          ------------    -------
Annual Advisory Rate..................................         1.25%        1.25%
Annual Cap on Expenses -- Investor Class..............         2.74%          --
Annual Cap on Expenses -- Advisor Class A.............         2.99%          --
Annual Cap on Expenses -- Advisor Class C.............         3.49%         N/A
Expenses Reimbursed by Adviser........................      $12,573        $  --

                                                SMALL CAP    ENERGY     GOVERNMENT
                                                ---------    -------    ----------
Annual Advisory Rate........................       1.25%        1.25%      0.50%
Annual Cap on Expenses......................       2.74%        2.74%        --
Expenses Reimbursed by Adviser..............      $  --      $11,573      $  --

The Adviser receives a shareholder servicing fee from the Feeder Funds pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents which have a written shareholder servicing agreement with the Adviser and who perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule under the Investment Company Act of 1940 (the "12b-1 Plans"). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Classes B & C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of shares to the Distributor or other qualified recipients under the Plan. For the six months ended June 30, 2002, the Advisor Class A shares of the Internet, New Paradigm, Medical, and Small Cap Funds were charged 0.25% of the average daily net asset value of their shares to the Distributor or other qualified recipients. Under the second Plan, Advisor Classes B & C shares pay an annual rate of 0.75% of the average daily net asset value of shares. During the six months ended June 30, 2002, New Paradigm Class C incurred

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2002 (Unaudited)

no expenses, pursuant to the 12b-1 Plan. At June 30, 2002, the Funds had not issued any Advisor Class B shares. During the six months ended June 30, 2002, the Advisor Class A shares of the Internet, New Paradigm, Medical and Small Cap Funds incurred expenses of $7,245, $6,045, $1,713 and $237, respectively, pursuant to the 12b-1 Plan.

4.   INCOME TAXES

At June 30, 2002, the Feeder Funds had accumulated net realized capital loss carryovers expiring in the following years.

             FEEDER FUND                    2009           2008          2007
             -----------                 -----------    ----------    -----------
Internet.............................    $58,409,715    $       --    $31,189,619
Emerging.............................    $ 5,479,052    $2,615,474    $        --
New Paradigm.........................    $        --    $   85,518    $        --
Medical..............................    $        --    $       --    $        --
Small Cap............................    $        --    $       --    $        --
Energy...............................    $     1,099    $       --    $        --

To the extent that the Feeder Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.

At June 30, 2002, the following Feeder Funds deferred, on a tax basis, post-October losses of:

                        FEEDER FUND                            POST-OCTOBER LOSSES
                        -----------                            -------------------
Internet...................................................        $18,224,605
Emerging...................................................            437,143
New Paradigm...............................................                144
Small Cap..................................................             15,149

The tax undistributed amounts at June 30, 2002, were as follows:

                                                     UNDISTRIBUTED       LONG-TERM
                  FEEDER FUND                       ORDINARY INCOME    CAPITAL GAINS
                  -----------                       ---------------    -------------
Medical.........................................        $59,020           $75,306
Small Cap.......................................        $37,858           $    --

For the six months ended June 30, 2002, the Government Fund had dividends of $0.00095 per share or $124,218 which are characterized as ordinary income for income tax purposes.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                               THE INTERNET FUND

                                   INVESTOR CLASS         ADVISOR CLASS A                                 ADVISOR CLASS A
                                     SIX MONTHS             SIX MONTHS              INVESTOR CLASS           APRIL 26,
                                       ENDED                   ENDED                   FOR THE                2001(+)
                                      JUNE 30,               JUNE 30,                 YEAR ENDED              THROUGH
                                        2002                   2002                  DECEMBER 31,          DECEMBER 31,
                                    (UNAUDITED)             (UNAUDITED)                  2001                  2001
                                   --------------         ---------------           --------------        ---------------
PER SHARE DATA(3)
 Net Asset Value,
   Beginning of Period............    $  21.80               $   21.75                $   24.12               $23.50
                                      --------               ---------                ---------               ------
 Income from Investment Operations:
   Net investment income (loss)...       (0.07)(6)               (0.08)(6)                (0.17)               (0.12)(6)
   Net realized and unrealized
     gain (loss) on investments...       (3.81)                  (3.81)                   (2.15)               (1.63)
                                      --------               ---------                ---------               ------
       Total gain (loss) from
         investment operations....       (3.88)                  (3.89)                   (2.32)               (1.75)
                                      --------               ---------                ---------               ------
 Less Distributions:
   From net investment income.....          --                      --                       --                   --
   From net realized gains........          --                      --                       --                   --
                                      --------               ---------                ---------               ------
       Total distributions........          --                      --                       --                   --
                                      --------               ---------                ---------               ------
 Net Asset Value, End of Period...    $  17.92               $   17.86                $   21.80               $21.75
                                      ========               =========                =========               ======
 Total Return.....................      (17.80)%(1)             (17.89)%(1)(5)            (9.62)%              (7.45)%(1)(5)
SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's)........................    $311,602               $  25,785                $ 297,793               $  975
 Ratio of expenses to average net
   assets:
     Before expense
       reimbursement..............        2.38%(2)                2.63%(2)                 2.37%                2.62%(2)
     After expense
       reimbursement..............        2.38%(2)                2.63%(2)                 2.37%                2.62%(2)
 Ratio of net investment income
   (loss) to average net assets:
     Before expense
       reimbursement..............       (0.59)%(2)              (0.84)%(2)               (0.61)%              (0.86)%(2)
     After expense
       reimbursement..............       (0.59)%(2)              (0.84)%(2)               (0.61)%              (0.86)%(2)
 Portfolio turnover rate..........         N/A                     N/A                      N/A                  N/A

------------------
(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.


                     INVESTOR CLASS
            FOR THE YEAR ENDED DECEMBER 31,
    ------------------------------------------------
      2000           1999          1998        1997
    --------      ----------      -------      -----
    $  49.73      $    15.72      $  5.31      $4.71
    --------      ----------      -------      -----
       (0.76)          (0.30)       (0.08)      0.01
            )
      (24.85           34.33        10.50       0.59
    --------      ----------      -------      -----
      (25.61)          34.03        10.42       0.60
    --------      ----------      -------      -----
          --              --           --         --
          --           (0.02)       (0.01)        --
    --------      ----------      -------      -----
          --           (0.02)       (0.01)        --
    --------      ----------      -------      -----
    $  24.12      $    49.73      $ 15.72      $5.31
    ========      ==========      =======      =====
      (51.50)%        216.50%      196.14%     12.74%
    $432,978      $1,163,097      $22,159      $ 150
        2.06%           2.00%        3.08%      3.60%
        2.00%           2.00%        3.08%      0.08%
       (1.49)%         (1.29)%      (2.92)%    (3.33)%
       (1.43)%         (1.29)%      (2.92)%     0.19%
          21%(4)          89%          80%        50%

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                      THE INTERNET
                                                  EMERGING GROWTH FUND
                                       -------------------------------------------
                                       SIX MONTHS
                                          ENDED         FOR THE         FOR THE
                                        JUNE 30,       YEAR ENDED      YEAR ENDED
                                          2002        DECEMBER 31,    DECEMBER 31,
                                       (UNAUDITED)        2001            2000
                                       -----------    ------------    ------------
PER SHARE DATA(1)
  Net Asset Value,
    Beginning of Period...............   $ 4.30          $ 3.69          $10.00
                                         ------          ------          ------
  Income from Investment Operations:
    Net investment loss...............    (0.05)          (0.03)          (0.03)
    Net realized and unrealized gain
       (loss) on investments..........    (0.71)           0.64           (6.28)
                                         ------          ------          ------
         Total gain (loss) from
           investment operations......    (0.76)           0.61           (6.31)
                                         ------          ------          ------
  Less Distributions:
    From net investment income........       --              --              --
    From net realized gains...........       --              --              --
                                         ------          ------          ------
         Total distributions..........       --              --              --
                                         ------          ------          ------
  Net Asset Value, End of Period......   $ 3.54          $ 4.30          $ 3.69
                                         ======          ======          ======
  Total Return........................   (17.67)%(4)     16.53%          (63.10)%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (000's)...   $3,934          $5,277          $4,378
  Ratio of expenses to average net
    assets:
       Before expense reimbursement...     3.73%(5)        4.17%           3.33%
       After expense reimbursement....     2.74%(5)        2.74%           2.00%
  Ratio of net investment loss to
    average net assets:
       Before expense reimbursement...    (3.15)%(5)      (2.09)%         (1.76)%
       After expense reimbursement....    (2.16)%(5)      (0.66)%         (0.43)%
  Portfolio turnover rate.............      N/A             N/A              17%(2)

------------------
(+) Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(3) The amount is less than $0.005 per share.
(4) Not annualized.
(5) Annualized.
(6) The total return calculation does not reflect the 5.75% front end sales charge.
(7) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(8) The total return calculation does not reflect the 1.00% contingent deferred sales charge.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                   THE NEW PARADIGM FUND
                          -------------------------------------------------------------------------------------------------------
                          INVESTOR CLASS   ADVISOR CLASS A                                       ADVISOR CLASS A
                            SIX MONTHS       SIX MONTHS                         INVESTOR CLASS      APRIL 26,      INVESTOR CLASS
                              ENDED             ENDED                              FOR THE           2001(+)          FOR THE
                             JUNE 30,         JUNE 30,       ADVISOR CLASS C      YEAR ENDED         THROUGH         YEAR ENDED
                               2002             2002         JUNE 30, 2002(+)    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                           (UNAUDITED)       (UNAUDITED)       (UNAUDITED)           2001             2001              2000
                          --------------   ---------------   ----------------   --------------   ---------------   --------------
PER SHARE DATA(1)
 Net Asset Value,
   Beginning of Period...     $10.61           $10.58             $10.64            $10.40           $10.42            $10.00
                              ------           ------             ------            ------           ------            ------
 Income from Investment
   Operations:
   Net investment
     loss:...............      (0.06)(7)        (0.06)(7)             --             (0.13)           (0.10)(7)         (0.00)(3)
   Net realized and
     unrealized gain on
     investments.........       0.12             0.12                 --              0.34             0.26              0.40
                              ------           ------             ------            ------           ------            ------
       Total gain from
         investment
         operations......       0.06             0.06                 --              0.21             0.16              0.40
                              ------           ------             ------            ------           ------            ------
 Less Distributions:
   From net investment
     income..............         --               --                 --                --               --                --
   From net realized
     gains...............         --               --                 --                --               --                --
                              ------           ------             ------            ------           ------            ------
       Total
         distributions...         --               --                 --                --               --                --
                              ------           ------             ------            ------           ------            ------
 Net Asset Value, End of
   Period................     $10.67           $10.64             $10.64            $10.61           $10.58            $10.40
                              ======           ======             ======            ======           ======            ======
 Total Return............       0.57%(4)         0.57%(4)(6)        0.00%(4)(8)       2.02%            1.54%(4)(6)       4.00%
SUPPLEMENTAL DATA AND
 RATIOS
 Net assets, end of
   period (000's)........     $5,474           $5,241             $    1            $4,817           $4,091            $3,803
 Ratio of expenses to
   average net assets:
     Before expense
       reimbursement.....       2.99%(5)         3.24%(5)            N/A              3.47%            3.72%(5)          4.96%
     After expense
       reimbursement.....       2.74%(5)         2.99%(5)            N/A              2.74%            2.99%(5)          2.00%
 Ratio of net investment
   loss to average net
   assets:
     Before expense
       reimbursement.....      (1.37)%(5)       (1.62)%(5)           N/A             (1.91)%          (2.16)%(5)        (3.02)%
     After expense
       reimbursement.....      (1.12)%(5)       (1.37)%(5)           N/A             (1.18)%          (1.43)%(5)        (0.06)%
 Portfolio turnover
   rate..................        N/A              N/A                N/A               N/A              N/A                 5%(2)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                           THE MEDICAL FUND
                             -----------------------------------------------------------------------------
                             INVESTOR CLASS
                               SIX MONTHS     ADVISOR CLASS A           INVESTOR CLASS    ADVISOR CLASS A
                                 ENDED          SIX MONTHS                 FOR THE       APRIL 26, 2001(+)
                                JUNE 30,      ENDED JUNE 30,              YEAR ENDED          THROUGH
                                  2002             2002                  DECEMBER 31,      DECEMBER 31,
                              (UNAUDITED)       (UNAUDITED)                  2001              2001
                             --------------   ---------------           --------------   -----------------
PER SHARE DATA(3)
 Net Asset Value, Beginning
   of Period................    $ 18.06           $ 18.01                 $   20.98            $18.24
                                -------           -------                 ---------            ------
 Income from Investment
   Operations:
   Net investment loss......      (0.10)(7)         (0.10)(7)                 (0.25)            (0.17)(7)
   Net realized and
    unrealized gain (loss)
    on investments..........      (4.68)            (4.68)                    (2.64)            (0.03)
                                -------           -------                 ---------            ------
      Total gain (loss) from
       investment
       operations...........      (4.78)            (4.78)                    (2.89)            (0.20)
                                -------           -------                 ---------            ------
 Less Distributions:
   From net investment
    income..................         --                --                        --                --
   From net realized
    gains...................         --                --                     (0.03)            (0.03)
                                -------           -------                 ---------            ------
      Total distributions...         --                --                     (0.03)            (0.03)
                                -------           -------                 ---------            ------
 Net Asset Value, End of
   Period...................    $ 13.28           $ 13.23                 $   18.06            $18.01
                                =======           =======                 =========            ======
 Total Return...............     (26.47)%(1)       (26.71)%(1)(6)            (13.77)%           (1.09)%(1)(6)
SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's)..................    $24,966           $   872                 $  40,416            $1,203
 Ratio of expenses to
   average net assets:
    Before expense
      reimbursement.........       2.49%(2)          2.74%(2)                  2.28%             2.53%(2)
    After expense
      reimbursement.........       2.49%(2)          2.74%(2)                  2.28%             2.53%(2)
 Ratio of net investment
   loss to average net
   assets:
    Before expense
      reimbursement.........      (1.36)%(2)        (1.61)%(2)                (1.17)%(2)        (1.42)%(2)
    After expense
      reimbursement.........      (1.36)%(2)        (1.61)%(2)                (1.17)%(2)        (1.42)%(2)
 Portfolio turnover rate....        N/A               N/A                       N/A               N/A

                                     THE MEDICAL FUND
                              -------------------------------
                                               INVESTOR CLASS
                              INVESTOR CLASS   SEPTEMBER 30,
                                 FOR THE          1999(+)
                                YEAR ENDED        THROUGH
                               DECEMBER 31,     DECEMBER 31,
                                   2000             1999
                              --------------   --------------
PER SHARE DATA(3)
 Net Asset Value, Beginning
   of Period................      $ 13.35         $  10.00
                                  -------         --------
 Income from Investment
   Operations:
   Net investment loss......        (0.15)           (0.02)
   Net realized and
    unrealized gain (loss)
    on investments..........         7.78             3.37
                                  -------         --------
      Total gain (loss) from
       investment
       operations...........         7.63             3.35
                                  -------         --------
 Less Distributions:
   From net investment
    income..................           --               --
   From net realized
    gains...................           --               --
                                  -------         --------
      Total distributions...           --               --
                                  -------         --------
 Net Asset Value, End of
   Period...................      $ 20.98         $  13.35
                                  =======         ========
 Total Return...............        57.15%           33.50%(1)
SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's)..................      $63,314         $  6,944
 Ratio of expenses to
   average net assets:
    Before expense
      reimbursement.........         2.21%            5.99%(2)
    After expense
      reimbursement.........         2.00%            2.00%(2)
 Ratio of net investment
   loss to average net
   assets:
    Before expense
      reimbursement.........        (1.24)%          (5.24)%(2)
    After expense
      reimbursement.........        (1.03)%          (1.25)%(2)
 Portfolio turnover rate....            1%(4)            1%

------------------
(+)  Commencement of operations.
(1)  Not annualized.
(2)  Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5)  The amount listed is less than $0.005 per share.
(6) The total return calculation does not reflect the 5.75% front end sales charge.
(7) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                   THE SMALL CAP
                                                                 OPPORTUNITIES FUND
                               --------------------------------------------------------------------------------------
                                                  ADVISOR
                               INVESTOR CLASS     CLASS A                                              INVESTOR CLASS
                                 SIX MONTHS     SIX MONTHS            INVESTOR CLASS                     MARCH 20,
                                   ENDED           ENDED                 FOR THE       ADVISOR CLASS      2000(+)
                                  JUNE 30,       JUNE 30,               YEAR ENDED           A            THROUGH
                                    2002           2002                DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                (UNAUDITED)     (UNAUDITED)                2001           2001(+)           2000
                               --------------   -----------           --------------   -------------   --------------
PER SHARE DATA(3)
 Net Asset Value, Beginning of
   Period.....................    $ 14.50         $ 14.50                 $11.10          $14.50           $10.00
                                  -------         -------                 ------          ------           ------
 Income from Investment
   Operations:
   Net investment income
    (loss)....................      (0.14)(7)       (0.16)(7)              (0.19)(7)          --            (0.00)(5)
   Net realized and unrealized
    gain (loss) on
    investments...............      (0.68)          (0.68)                  3.59              --             1.10
                                  -------         -------                 ------          ------           ------
      Total gain (loss) from
        investment
        operations............      (0.82)          (0.84)                  3.40              --             1.10
                                  -------         -------                 ------          ------           ------
 Less Distributions:
   From net investment
    income....................         --              --                     --              --               --
   From net realized gains....         --              --                     --              --               --
                                  -------         -------                 ------          ------           ------
      Total distributions.....         --              --                     --              --               --
                                  -------         -------                 ------          ------           ------
 Net Asset Value, End of
   Period.....................    $ 13.68         $ 13.66                 $14.50          $14.50           $11.10
                                  =======         =======                 ======          ======           ======
 Total Return.................      (5.66)%(1)      (5.79)%(1)(6)          30.63%           0.00%(1)(6)      11.00%(1)
SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's)....................    $ 6,185         $   330                 $9,266          $    1           $  517
 Ratio of expenses to average
   net assets:
    Before expense
      reimbursement...........       2.71%(2)        2.96%(2)               3.73%            N/A            24.50%(2)
    After expense
      reimbursement...........       2.71%(2)        2.96%(2)               2.74%            N/A             2.00%(2)
 Ratio of net investment
   income (loss) to average
   net assets:
    Before expense
      reimbursement...........      (1.94)%(2)      (2.19)%(2)             (2.37)%           N/A           (22.59)%(2)
    After expense
      reimbursement...........      (1.94)%(2)      (2.19)%(2)             (1.38)%           N/A            (0.09)%(2)
 Portfolio turnover rate......        N/A             N/A                    N/A             N/A                8%(4)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                    THE KINETICS GOVERNMENT
                                   THE ENERGY FUND                     MONEY MARKET FUND
                              --------------------------   -----------------------------------------
                              SIX MONTHS                   SIX MONTHS                   FEBRUARY 3,
                                 ENDED        FOR THE         ENDED        FOR THE        2000(+)
                               JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED      THROUGH
                                 2002       DECEMBER 31,      2002       DECEMBER 31,   DECEMBER 31,
                              (UNAUDITED)       2001       (UNAUDITED)       2001           2000
                              -----------   ------------   -----------   ------------   ------------
PER SHARE DATA(3)
 Net Asset Value, Beginning
   of Period.................   $ 9.50         $10.00       $   1.00       $   1.00       $   1.00
                                ------         ------       --------       --------       --------
 Income from Investment
   Operations:
   Net investment income
     (loss)..................    (0.05)         (0.04)          0.00           0.02           0.04
   Net realized and
     unrealized gain (loss)
     on investments..........     0.39          (0.46)            --             --             --
                                ------         ------       --------       --------       --------
       Total gain (loss) from
         investment
         operations..........     0.34          (0.50)          0.00           0.02           0.04
                                ------         ------       --------       --------       --------
 Less Distributions:
   From net investment
     income..................       --             --          (0.00)         (0.02)         (0.04)
   From net realized gains...       --             --             --             --             --
                                ------         ------       --------       --------       --------
       Total distributions...       --             --          (0.00)         (0.02)         (0.04)
                                ------         ------       --------       --------       --------
 Net Asset Value, End of
   Period....................   $ 9.84         $ 9.50       $   1.00       $   1.00       $   1.00
                                ======         ======       ========       ========       ========
 Total Return................     3.58%(1)      (5.00)%         0.13%(1)       2.36%          4.20%(1)

SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's)...................   $  530         $  480       $ 94,034       $ 94,886       $ 21,532
 Ratio of expenses to average
   net assets:
     Before expense
       reimbursement.........     7.45%(2)      15.97%          1.25%(2)       1.35%          1.43%(2)
     After expense
       reimbursement.........     2.74%(2)       2.74%          1.25%(2)       1.24%          1.25%(2)
 Ratio of net investment
   income (loss) to average
   net assets:
     Before expense
       reimbursement.........    (5.80)%(2)    (13.65)%         0.25%(2)       2.12%          4.61%(2)
     After expense
       reimbursement.........    (1.09)%(2)     (0.42)%         0.25%(2)       2.23%          4.79%(2)
 Portfolio turnover rate.....      N/A            N/A            N/A            N/A            N/A

------------------
(+)  Commencement of operations.
(1)  Not annualized.
(2)  Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2002 (Unaudited)

COMMON STOCKS -- 49.58%+                      SHARES         VALUE
----------------------------------------------------------------------
ACCESS/BROADBAND -- 1.06%+
PrimaCom AG ADR*.........................       580,000   $    116,000
UnitedGlobalCom, Inc. -- Class A*........     1,200,000      3,300,000
United Pan-Europe Communications N.V. --
  Class A ADR*...........................     1,400,000        154,000
                                                          ------------
                                                             3,570,000
                                                          ------------
BUSINESS SERVICES -- 13.87%+
CheckFree Corporation*...................       614,000      9,602,960
eSPEED, Inc. -- Class A*.................     1,000,000     10,910,000
Harris Interactive, Inc.*................       980,000      3,302,600
Kroll, Inc.*.............................       995,000     20,875,100
NetRatings, Inc.*........................       240,100      2,196,915
                                                          ------------
                                                            46,887,575
                                                          ------------
COMPUTER HARDWARE/SOFTWARE -- 0.00%+
Psion PLC*...............................        10,000          7,393
                                                          ------------
COMPUTER SERVICES -- 2.97%+
CACI International, Inc. -- Class A*.....        84,000      3,207,960
Fidelity National Information Solutions,
  Inc.*..................................       284,000      6,816,000
                                                          ------------
                                                            10,023,960
                                                          ------------
E-COMMERCE -- 0.98%+
Expedia, Inc. -- Class A*................        24,300      1,440,747
Ticketmaster -- Class B*.................       100,000      1,871,000
                                                          ------------
                                                             3,311,747
                                                          ------------
EDUCATIONAL SERVICES -- 0.21%+
University of Phoenix Online*............        23,999        710,850
                                                          ------------
FINANCE -- 2.22%+
Deutsche Boerse AG.......................        64,000      2,702,222
E*TRADE Group, Inc.*.....................       406,000      2,216,760
Euronext NV..............................       120,000      2,157,037
London Stock Exchange PLC*...............        66,000        414,009
                                                          ------------
                                                             7,490,028
                                                          ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2002 (Unaudited) -- (Continued)

                                              SHARES         VALUE
----------------------------------------------------------------------
HOLDING COMPANIES -- 3.73%+
Groupe Bruxelles Lambert S.A.............       109,000   $  5,694,914
Pargesa Holding AG -- Class B............         3,350      6,901,230
                                                          ------------
                                                            12,596,144
                                                          ------------
INFRASTRUCTURE -- 7.62%+
Commonwealth Telephone Enterprises,
  Inc.*..................................       424,500     17,081,880
Commonwealth Telephone Enterprises,
  Inc. -- Class B*.......................        14,000        574,000
General Motors Corporation -- Class H*...           700          7,280
Liberty Livewire Corporation -- Class
  A*.....................................       280,000        823,200
Lynch Corporation*.......................        19,200        240,960
Lynch Interactive Corporation*...........       186,990      5,703,195
RCN Corporation*.........................       860,000      1,178,200
Sunshine PCS Corporation -- Class A*++...       149,890        112,417
                                                          ------------
                                                            25,721,132
                                                          ------------
INTERNET TECHNOLOGY/HARDWARE -- 0.01%+
McAfee.com Corporation*..................         3,000         43,920
                                                          ------------
INTERNET TECHNOLOGY/SOFTWARE -- 5.95%+
BARRA, Inc.*.............................       201,000      7,473,180
Cognizant Technology Solutions
  Corporation*...........................       160,000      8,600,000
Gemstar -- TV Guide International,
  Inc.*..................................       660,000      3,557,400
IMS Health Incorporated..................        25,000        448,750
                                                          ------------
                                                            20,079,330
                                                          ------------
MANUFACTURING -- 0.03%+
Morgan Group Holding Company*............       182,190         94,739
                                                          ------------
MEDIA CONTENT -- 9.22%+
Liberty Media Corporation -- Class A*....     1,630,000     16,300,000
MarketWatch.com, Inc.*...................       244,000      1,146,800
The Washington Post Company -- Class B...         3,600      1,962,000
USA Interactive*.........................       500,000     11,725,000
                                                          ------------
                                                            31,133,800
                                                          ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2002 (Unaudited) -- (Continued)

                                              SHARES         VALUE
----------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.71%+
Fidelity National Financial, Inc.........        95,700   $  3,024,120
First American Corporation...............       120,000      2,760,000
                                                          ------------
                                                             5,784,120
                                                          ------------
TOTAL COMMON STOCKS
  (cost $258,167,801)....................                  167,454,738
                                                          ------------

PREFERRED STOCKS -- 1.82%+
----------------------------------------------------------------------
ENTERTAINMENT -- 0.02%+
Marvel Enterprises, Inc., CLB, 8.000%,
  10/01/2011++...........................        11,485         71,783
                                                          ------------
MEDIA CONTENT -- 1.69%+
USA Interactive, 1.990%, 2/04/2022.......       105,904      5,718,816
                                                          ------------
TELECOMUNICATION SERVICES -- 0.11%+
Level 3 Communications, Inc., CLB,
  11.250%, 03/15/2010*++.................     1,200,000        355,556
                                                          ------------
TOTAL PREFERRED STOCKS
  (cost $5,499,344)......................                    6,146,155
                                                          ------------

                                            PRINCIPAL
CORPORATE BONDS -- 0.61%+                     AMOUNT
----------------------------------------------------------------------
ACCESS/BROADBAND -- 0.23%+
UnitedGlobalCom, Inc.,CLB, 0.000%,
  2/15/2008*(+)..........................  $  2,000,000        800,000
                                                          ------------
TELECOMMUNICATIONS -- 0.38%+
Level 3 Communications, Inc., CLB,
  0.000%, 3/15/2010*(+)..................     3,200,000        544,000
RCN Corporation, CLB, 0.000%,
  10/15/2007*(+).........................       705,000        162,150
RCN Corporation, CLB, 10.000%,
  10/15/2007*............................       700,000        168,000
RCN Corporation, CLB, 0.000%,
  7/1/2008*(+)...........................     2,000,000        400,000
                                                          ------------
                                                             1,274,150
                                                          ------------

TOTAL CORPORATE BONDS
  (cost $4,407,404)......................                    2,074,150
                                                          ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2002 (Unaudited) -- (Continued)

CORPORATE BONDS --                          PRINCIPAL
CONVERTIBLE -- 4.18%+                         AMOUNT         VALUE
----------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.32%+
Level 3 Communications, Inc., CLB,
  6.000%,. 3/15/2010*                      $  4,600,000   $  1,086,750
                                                          ------------

VENTURE CAPITAL -- 3.86%+
Safeguard Scientifics, Inc., CLB,
  5.000%,. 06/15/2006*++                     20,200,000     13,029,000
                                                          ------------

TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $17,105,135).....................                   14,115,750
                                                          ------------

WARRANTS -- 0.10%+                            SHARES
----------------------------------------------------------------------
MEDIA CONTENT -- 0.10%+
USA Interactive*++
  Expiring February 2009 at $35.10
  (Acquired February 5, 2002,. Cost
     $379,532)                                   44,500        334,195
                                                          ------------

PUT OPTIONS PURCHASED -- 0.61%+             CONTRACTS
----------------------------------------------------------------------
eBAY, Inc.
  Expiring January 2004 at $30.00........            50         13,750
  Expiring January 2005 at $40.00........            25         19,000
  Expiring January 2005 at $70.00........            25         55,250
                                                          ------------

                                                                88,000
                                                          ------------

Getty Images, Inc.
  Expiring January 2003 at $30.00........            25         25,000
  Expiring January 2003 at $35.00........            25         35,000
                                                          ------------

                                                                60,000
                                                          ------------

Liberty Media Corporation
  Expiring January 2003 at $5.00.........         1,400         70,000
  Expiring January 2003 at $7.50.........         1,400        112,000
  Expiring January 2003 at $10.00........           900        175,500
  Expiring January 2004 at $5.00.........         1,800        171,000
  Expiring January 2004 at $7.50.........         2,000        340,000
  Expiring January 2004 at $10.00........           600        204,000

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2002 (Unaudited) -- (Continued)

                                            CONTRACTS        VALUE
----------------------------------------------------------------------
  Expiring January 2005 at $5.00.........         3,000   $    480,000
  Expiring January 2005 at $10.00........           100         35,000
                                                          ------------
                                                             1,587,500
                                                          ------------
USA Interactive
  Expiring August 2002 at $20.00.........         1,200        108,000
  Expiring October 2002 at $20.00........         1,200        204,000
                                                          ------------
                                                               312,000
                                                          ------------
TOTAL PUT OPTIONS
  (cost $2,122,805)......................                    2,047,500
                                                          ------------

                                            PRINCIPAL
                                              AMOUNT
SHORT-TERM INVESTMENTS -- 52.99%+           OR SHARES
----------------------------------------------------------------------
DISCOUNT NOTES -- 49.58%+
Federal Home Loan Bank Discount Note(1),
  1.7128%, 07/01/2002....................  $167,428,000    167,428,000
                                                          ------------
INVESTMENT COMPANIES -- 3.41%+
First American Prime Obligations Fund --
  Class I................................    11,528,478     11,528,478
                                                          ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $178,956,478)....................                  178,956,478
                                                          ------------
TOTAL INVESTMENTS -- 109.89%+
  (COST $466,638,499)....................                 $371,128,966
                                                          ============

------------------
* -- Non-income producing security.
ADR -- American Depository Receipts.
1 -- All or a portion of the shares have been committed as collateral for written option contracts.
(+) -- Security has a stepped rate. The rate listed is as of June 30, 2002. + -- Calculated as a percentage of net assets.
++ -- Fair Valued Security.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2002 (Unaudited)

COMMON STOCKS -- 63.18%+                           SHARES        VALUE
-------------------------------------------------------------------------
ACCESS/BROADBAND -- 2.05%+
Nucentrix Broadband Networks, Inc.*...........       6,900     $   15,870
UTStarcom, Inc.*..............................       2,600         52,442
XM Satellite Radio Holdings, Inc. -- Class
  A*..........................................       1,700         12,325
                                                               ----------
                                                                   80,637
                                                               ----------
BUSINESS SERVICES -- 20.48%+
eSPEED, Inc. -- Class A*......................       3,600         39,276
FactSet Research Systems, Inc.................         400         11,908
Interactive Data Corporation*.................      40,500        589,680
Kroll, Inc.*..................................         400          8,392
NetRatings, Inc.*.............................       5,700         52,155
Register.com, Inc.*...........................      14,000        106,680
                                                               ----------
                                                                  808,091
                                                               ----------
FINANCE -- 1.85%+
Actrade Financial Technologies, Ltd.*.........       7,000         72,940
                                                               ----------
INFRASTRUCTURE -- 14.28%+
Global Light Telecommunications, Inc.*........      34,000          2,720
IDT Corporation*..............................       9,000        152,280
IDT Corporation -- Class B*...................       9,000        144,900
ITXC Corporation*.............................       2,000         10,420
Liberty Livewire Corporation -- Class A*......       4,400         12,936
Lynch Interactive Corporation*................       6,100        186,050
RADWARE, Ltd.*................................       3,900         33,930
Sunrise Telecom Incorporated *................       7,000         15,120
Sunshine PCS Corporation -- Class A*++........       6,000          4,500
                                                               ----------
                                                                  562,856
                                                               ----------
INTERNET TECHNOLOGY/HARDWARE -- 1.52%+
Amkor Technology, Inc.*.......................       2,000         12,440
CompuCom Systems, Inc.*.......................      12,200         47,336
                                                               ----------
                                                                   59,776
                                                               ----------
INTERNET TECHNOLOGY/SOFTWARE -- 11.51%+
Gemstar -- TV Guide International, Inc. *.....       5,000         26,950
Micro General Corporation*....................      19,500        325,455
OneSource Information Services, Inc.*.........         300          2,010
ProQuest Company*.............................       2,800         99,400
                                                               ----------
                                                                  453,815
                                                               ----------
MANUFACTURING -- 0.08%+
Morgan Group Holding Company*.................       6,100          3,172
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2002 (Unaudited) -- (Continued)

                                                   SHARES        VALUE
-------------------------------------------------------------------------
MEDIA CONTENT -- 3.17%+
MIH, Ltd.*....................................      27,420     $  114,616
Liberty Media Corporation -- Class A*.........       1,025         10,250
                                                               ----------
                                                                  124,866
                                                               ----------
VENTURE CAPITAL -- 8.24%+
Ampal-American Israel Corporation -- Class
  A*..........................................      16,500         59,713
London Pacific Group Limited ADR*.............       2,800          9,436
RoboGroup T.E.K., Ltd.*2......................      45,000         38,205
Tredegar Corporation..........................       9,000        217,350
                                                               ----------
                                                                  324,704
                                                               ----------
TOTAL COMMON STOCKS
  (cost $5,327,804)...........................                  2,490,857
                                                               ----------
                                                  PRINCIPAL
SHORT-TERM INVESTMENTS -- 36.02%+                  AMOUNT
-------------------------------------------------------------------------
DISCOUNT NOTES -- 21.76%+
Federal Home Loan Bank Discount Note, 1.7128%,
  07/01/2002..................................    $858,000        858,000
                                                               ----------
VARIABLE RATE DEMAND NOTES** -- 14.26%+
American Family, 1.4626%......................     170,688        170,688
U.S. Bank, N.A., 1.5900%......................      51,039         51,039
Wisconsin Corporate Central Credit Union,
  1.5100%.....................................     171,460        171,460
Wisconsin Electric Power Company, 1.4625%.....     168,880        168,880
                                                               ----------
                                                                  562,067
                                                               ----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,420,067)...........................                  1,420,067
                                                               ----------
TOTAL INVESTMENTS -- 99.20%+
  (COST $6,747,871)...........................                 $3,910,924
                                                               ==========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2002.
ADR -- American Depository Receipts.
2 -- Illiquid Security. Not readily convertible into cash, that is not actively traded and would be difficult to sell in a current sale.
+  -- Calculated as a percentage of net assets.
++ -- Fair Valued Security.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2002 (Unaudited)

COMMON STOCKS -- 82.22%+                         SHARES       VALUE
----------------------------------------------------------------------
ADVERTISING/MARKETING -- 1.13%+
Harte-Hanks, Inc..............................     2,700   $    55,485
Valassis Communications, Inc.*................     1,800        65,700
                                                           -----------
                                                               121,185
                                                           -----------
AEROSPACE/DEFENSE -- 2.01%+
The Boeing Company............................     4,800       216,000
                                                           -----------
BEVERAGES -- 0.03%+
Taittinger S.A................................        25         3,580
                                                           -----------
BUSINESS SERVICES -- 0.37%+
Pitney Bowes, Inc.............................     1,000        39,720
                                                           -----------
DIVERSIFIED OPERATIONS -- 0.21%+
Brascan Corporation -- Class A................     1,000        22,980
                                                           -----------
ENERGY -- 1.88%+
Encana Corp...................................     1,200        36,720
PetroChina Company Limited -- ADR.............     3,600        79,056
Suncor Energy, Inc............................     4,800        85,728
                                                           -----------
                                                               201,504
                                                           -----------
FINANCE -- 4.18%+
Deutsche Boerse AG............................     2,400       101,333
Euronext NV...................................     3,600        64,711
Fifth Third Bancorp...........................       450        29,992
Investor AB -- Class B........................     2,000        17,518
Jefferies Group, Inc..........................       200         8,420
LaBranche & Co., Inc.*........................       600        13,740
London Stock Exchange PLC*....................     8,000        50,183
The Dun & Bradstreet Corporation*.............     3,600       118,980
The Goldman Sachs Group, Inc..................       600        44,010
                                                           -----------
                                                               448,887
                                                           -----------
HOLDING COMPANIES -- 16.38%+
Berkshire Hathaway, Inc. -- Class B*..........       180       402,120
Groupe Bruxelles Lambert S.A..................    18,000       940,444
Loews Corporation.............................     1,000        52,990

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2002 (Unaudited) -- (Continued)

                                                 SHARES       VALUE
----------------------------------------------------------------------
HOLDING COMPANIES -- 16.38%+ -- (CONTINUED)
Pargesa Holding AG -- Class B.................        48   $    98,883
Power Corporation of Canada...................    10,000       262,673
                                                           -----------
                                                             1,757,110
                                                           -----------
HOSPITALITY -- 0.07%+
Societe du Louvre.............................       100         6,914
                                                           -----------
INFRASTRUCTURE -- 0.34%+
Lynch Interactive Corporation*................     1,200        36,600
                                                           -----------
MANUFACTURING -- 0.10%+
Morgan Group Holding Company*.................     1,200           624
Velcro Industries N.V.*.......................     1,000        10,025
                                                           -----------
                                                                10,649
                                                           -----------
MEDIA CONTENT -- 7.17%+
Dow Jones & Company, Inc......................       100         4,845
Meredith Corporation..........................     3,000       115,050
Pearson PLC ADR...............................     1,175        12,208
The E.W. Scripps Company -- Class A...........     5,000       385,000
The New York Times Company -- Class A.........       600        30,900
The Walt Disney Company.......................     1,850        34,965
The Washington Post Company -- Class B........       300       163,500
Tribune Company...............................       525        22,838
                                                           -----------
                                                               769,306
                                                           -----------
MINING -- 2.51%+
Anglo American PLC -- ADR.....................     3,600        58,860
Newmont Mining Corporation....................     8,000       210,640
                                                           -----------
                                                               269,500
                                                           -----------
PHARMACEUTICALS -- 5.09%+
Bristol-Myers Squibb Company..................     3,600        92,520
Merck & Co., Inc..............................     3,600       182,304
Pfizer, Inc...................................     4,800       168,000
Schering-Plough Corporation...................     4,200       103,320
                                                           -----------
                                                               546,144
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2002 (Unaudited) -- (Continued)

                                                 SHARES       VALUE
----------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 28.13%+
Alleghany Corporation.........................     2,076   $   396,516
Fairfax Financial Holdings, Ltd...............     1,000        99,941
Fidelity National Financial, Inc..............    30,900       976,440
First American Corporation....................     6,800       156,400
Leucadia National Corporation*................    12,400       392,584
Markel Corporation*...........................       500        98,500
Wesco Financial Corporation...................     1,400       422,240
White Mountains Insurance Group, Ltd..........     1,500       474,750
                                                           -----------
                                                             3,017,371
                                                           -----------
PUBLISHING -- 2.69%+
John Wiley & Sons, Inc. -- Class A............     2,000        47,960
John Wiley & Sons, Inc. -- Class B............    10,000       240,000
                                                           -----------
                                                               287,960
                                                           -----------
REAL ESTATE DEVELOPMENT -- 9.93%+
Catellus Development Corporation*.............    18,000       367,560
Forest City Enterprises, Inc. -- Class A......     8,000       278,000
Newhall Land & Farming Company -- LP*.........       100         3,200
Texas Pacific Land Trust......................       100         4,080
Trizec Properties, Inc........................     8,000       134,880
Vornado Realty Trust..........................     6,000       277,200
                                                           -----------
                                                             1,064,920
                                                           -----------
TOTAL COMMON STOCKS
  (cost $8,493,010)...........................               8,820,330
                                                           -----------
                                                PRINCIPAL
CORPORATE BONDS -- CONVERTIBLE -- 3.80%+         AMOUNT
-----------------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 3.80%+
Trizec Hahn Corporation, CLB, 3.000%,
  01/29/2021 (cost $373,606)..................  $600,000        408,000
                                                            -----------
PUT OPTIONS PURCHASED -- 0.56%+                 CONTRACTS
-----------------------------------------------------------------------
Barrick Gold Corporation
  Expiring January 2005 at $15.00.............        80         13,600
                                                            -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2002 (Unaudited) -- (Continued)

                                                CONTRACTS      VALUE
-----------------------------------------------------------------------
Fidelity National Financial, Inc.
  Expiring January 2003 at $25.00.............       180    $    23,850
                                                            -----------
First American Corporation
  Expiring January 2003 at $17.50.............       180         18,450
                                                            -----------
TotalFinaElf S.A. -- ADR
  Expiring November 2002 at $65.00............        50          4,000
                                                            -----------
TOTAL PUT OPTIONS PURCHASED
  (cost $75,294)..............................                   59,900
                                                            -----------
                                                PRINCIPAL
VARIABLE RATE DEMAND NOTES** -- 11.76%+          AMOUNT
-----------------------------------------------------------------------
American Family, 1.4626%......................  $309,761        309,761
U.S. Bank, N.A., 1.5900%......................   315,251        315,251
Wisconsin Corporate Central Credit Union,
  1.5100%.....................................   325,409        325,409
Wisconsin Electric Power Company, 1.4625%.....   311,329        311,329
                                                            -----------
TOTAL VARIABLE RATE DEMAND NOTES
  (cost $1,261,749)...........................                1,261,750
                                                            -----------
TOTAL INVESTMENTS -- 98.34%+
  (COST $10,203,659)..........................              $10,549,980
                                                            ===========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2002.
ADR -- American Depository Receipts.
+ -- Calculated as a percentage of Net Assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2002 (Unaudited)

COMMON STOCKS -- 95.67%+                         SHARES         VALUE
------------------------------------------------------------------------
BIOMEDICAL -- 31.35%+
Amgen, Inc.*...............................        28,000    $ 1,172,640
Antigenics, Inc.*..........................           892          8,786
AVAX Technologies, Inc.*...................        50,000         21,000
Biogen, Inc.*..............................        14,000        580,020
Biomira, Inc.*.............................        37,000        102,860
Bio-Technology General Corporation*........        33,000        198,330
Cell Genesys, Inc.*........................        11,725        158,158
Cell Pathways, Inc.*.......................        13,000         19,500
Chiron Corporation*........................        33,000      1,166,550
deCODE GENETICS, Inc.*.....................         7,000         32,760
EntreMed, Inc.*............................        11,000         33,770
Genentech, Inc.*...........................        26,480        887,080
Genzyme Corporation*.......................        39,000        750,360
Genzyme Molecular Oncology*................        17,000         42,840
Human Genome Sciences, Inc.*...............        17,000        227,800
IDEC Pharmaceuticals Corporation*..........        36,000      1,276,200
ILEX Oncology, Inc.*.......................        24,000        338,160
ImClone Systems Incorporated*..............         1,296         11,269
Immunex Corporation*.......................        20,000        446,800
Medarex, Inc.*.............................         4,000         29,680
Millennium Pharmaceuticals, Inc.*..........        20,296        246,596
NeoRx Corporation*.........................        27,000         32,400
Onyx Pharmaceuticals, Inc.*................        12,000         69,240
Progenics Pharmaceuticals, Inc.*...........         3,200         39,328
Protein Design Labs, Inc.*.................         7,000         76,020
Ribozyme Pharmaceuticals, Inc.*............        13,000         17,940
SuperGen, Inc.*............................         8,000         58,080
Targeted Genetics Corporation*.............        10,000         10,800
Tularik, Inc.*.............................         1,000          9,170
Vical Incorporated*........................         8,500         44,880
                                                             -----------
                                                               8,109,017
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2002 (Unaudited) -- (Continued)

                                                   SHARES          VALUE
------------------------------------------------------------------------
MEDICAL LABS/TESTING SERVICES -- 1.67%+
IMPATH, Inc.*..............................        24,000    $   430,800
                                                             -----------
PHARMACEUTICALS -- 62.65%+
Abbott Laboratories........................        17,000        640,050
AstraZeneca PLC ADR........................        19,000        779,000
Aventis S.A. ADR...........................        15,000      1,056,450
Bristol-Myers Squibb Company...............        35,000        899,500
Elan Corporation PLC ADR*..................         8,935         48,874
Eli Lilly and Company......................        16,000        902,400
GlaxoSmithKline PLC ADR....................        24,673      1,064,393
ImmunoGen, Inc.*...........................         6,000         16,140
Johnson & Johnson..........................        20,460      1,069,240
MedImmune, Inc.*...........................        27,500        726,000
Merck & Co., Inc...........................        22,000      1,114,080
MGI Pharma, Inc.*..........................        10,000         70,600
Novartis AG ADR............................        56,000      2,454,480
Pfizer, Inc................................        47,000      1,645,000
Pharmacia Corporation......................        40,539      1,518,186
Roche Holding AG ADR.......................         4,000        302,387
Schering-Plough Corporation................        19,000        467,400
Wyeth......................................        27,900      1,428,480
                                                             -----------
                                                              16,202,660
                                                             -----------
TOTAL COMMON STOCKS
  (cost $32,125,961).......................                   24,742,477
                                                             -----------

RIGHTS -- 0.00%+
------------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 0.00%+
Antigenics, Inc.#(cost $0).................        15,000             --
Elan Corporation, PLC# (cost $0)...........        31,000            217
                                                             -----------
TOTAL RIGHTS (cost $0).....................                          217
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2002 (Unaudited) -- (Continued)

PUT OPTIONS PURCHASED -- 3.34%+                CONTRACTS        VALUE
------------------------------------------------------------------------
IDEC Pharmaceuticals Corporation
  Expiring October 2002 at $65.00..........           160    $   448,000
Johnson & Johnson
  Expiring January 2004 at $55.00..........           600        414,000
                                                             -----------
TOTAL PUT OPTIONS PURCHASED
  (cost $578,660)..........................                      862,000
                                                             -----------

                                               PRINCIPAL
SHORT-TERM INVESTMENTS -- 12.69%+                AMOUNT
------------------------------------------------------------------------
DISCOUNT NOTES -- 3.14%+
Federal Home Loan Bank Discount Note
  1.7128%, 07/01/2002......................    $  811,000        811,000
                                                             -----------
VARIABLE RATE DEMAND NOTES** -- 9.55%+
American Family, 1.4626%...................       797,253        797,253
U.S. Bank, N.A., 1.5900%...................     1,100,865      1,100,865
Wisconsin Corporate Central Credit Union,
  1.5100%..................................        73,329         73,329
Wisconsin Electric Power Company,
  1.4625%..................................       500,241        500,241
                                                             -----------
                                                               2,471,688
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $3,282,688)........................                    3,282,688
                                                             -----------
TOTAL INVESTMENTS -- 111.70%+
  (COST $35,987,309).......................                  $28,887,382
                                                             ===========

------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2002.
ADR -- American Depository Receipts.
# -- Contingent value right (contingent upon profitability of company).
+ -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
Portfolio of Investments -- June 30, 2002 (Unaudited)

COMMON STOCKS -- 93.91%+                           SHARES        VALUE
-------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 5.42%+
Woodward Governor Company.....................       6,000     $  354,720
                                                               ----------
BANKS -- 2.36%+
California Center Bank........................      11,117        154,527
                                                               ----------
BEVERAGES -- 7.06%+
Vermont Pure Holdings, Ltd.*..................     110,000        462,000
                                                               ----------
COMPUTER SERVICES -- 2.92%+
CACI International, Inc -- Class A*...........       5,000        190,950
                                                               ----------
CONSTRUCTION -- 10.74%+
A.S.V., Inc.*.................................      36,000        429,120
Chicago Bridge & Iron Company N.V. ...........       9,700        273,443
                                                               ----------
                                                                  702,563
                                                               ----------
FILTRATION/PURIFICATION TECHNOLOGY -- 6.24%+
Ionics, Incorporated*.........................       7,000        169,750
Osmonics, Inc.*...............................      15,000        238,500
                                                               ----------
                                                                  408,250
                                                               ----------
FINANCE -- 6.16%+
Atalanta/Sosnoff Capital Corporation*.........       1,900         20,615
Capital Southwest Corporation.................       1,000         68,000
Knight Trading Group, Inc.*...................      60,000        314,400
                                                               ----------
                                                                  403,015
                                                               ----------
FOODS -- 13.03%+
Pathmark Stores, Inc.*........................      24,000        451,440
Suprema Specialties, Inc.*++..................      35,000             35
Tasty Baking Company..........................      29,700        400,950
                                                               ----------
                                                                  852,425
                                                               ----------
GAMBLING -- 2.94%+
Dover Downs Gaming & Entertainment, Inc.......      15,000        192,000
                                                               ----------
INFRASTRUCTURE -- 10.07%+
Liberty Livewire Corporation -- Class A*......     109,100        320,754
Lynch Corporation*............................      12,100        151,855
Technitrol, Inc...............................       8,000        186,400
                                                               ----------
                                                                  659,009
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
Portfolio of Investments -- June 30, 2002 -- (Continued)

                                                   SHARES        VALUE
-------------------------------------------------------------------------
MACHINERY -- 2.90%+
Lindsay Manufacturing Company.................       8,200     $  189,830
                                                               ----------
PROPERTY/CASUALTY INSURANCE -- 13.74%+
First American Corporation....................       5,000        115,000
LandAmerica Financial Group, Inc..............       7,000        220,500
PICO Holdings, Inc.*..........................      34,000        563,380
                                                               ----------
                                                                  898,880
                                                               ----------
REAL ESTATE DEVELOPMENT -- 0.71%+
Alexander's, Inc.*............................         600         46,080
                                                               ----------
TELECOMMUNICATIONS -- 6.26%+
Touch America Holdings, Inc.*.................     149,000        409,750
                                                               ----------
TRAVEL SERVICES -- 3.36%+
Ambassadors Group, Inc.*......................       9,000        129,240
Ambassadors International, Inc.*..............       9,000         90,540
                                                               ----------
                                                                  219,780
                                                               ----------
TOTAL COMMON STOCKS
  (cost $6,921,478)...........................                  6,143,779
                                                               ----------

                                                  PRINCIPAL
SHORT-TERM INVESTMENTS -- 17.94%+                  AMOUNT
-------------------------------------------------------------------------
DISCOUNT NOTES -- 3.19%+
Federal Home Loan Bank Discount Note, 1.7128%,
  07/01/2002..................................    $209,000        209,000
                                                               ----------
VARIABLE RATE DEMAND NOTES** -- 14.75%+
American Family, 1.4626%......................     301,930        301,930
U.S. Bank, N.A., 1.5900%......................     275,647        275,647

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
Portfolio of Investments -- June 30, 2002 -- (Continued)

                                                  PRINCIPAL
                                                   AMOUNT        VALUE
-------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES** -- 14.75%+ -- (CONTINUED)
Wisconsin Corporate Central Credit Union,
  1.5100%.....................................    $ 85,090     $   85,090
Wisconsin Electric Power Company, 1.4625%.....     302,000        302,000
                                                               ----------
                                                                  964,667
                                                               ----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,173,667)...........................                  1,173,667
                                                               ----------
TOTAL INVESTMENTS -- 111.85%+
  (COST $8,095,145)...........................                 $7,317,446
                                                               ==========

------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2002.
+ -- Calculated as a percentage of net assets.

++ -- Fair Valued Security.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE ENERGY PORTFOLIO
 Portfolio of Investments -- June 30, 2002 (Unaudited)

COMMON STOCKS -- 70.05%+                             SHARES       VALUE
-------------------------------------------------------------------------
CRUDE PETROLEUM AND NATURAL GAS EXTRACTION -- 30.51%+
Burlington Resources, Inc.......................         800     $ 30,400
Devon Energy Corporation........................         292       14,390
Newfield Exploration Company*...................         500       18,585
Occidental Petroleum Corporation................         700       20,993
Ocean Energy, Inc...............................         800       17,336
Southern Pacific Petroleum NL -- ADR*...........       1,198       18,569
Spinnaker Exploration Company*..................         700       25,214
The Williams Companies, Inc.....................         400        2,396
XTO Energy, Inc.................................         800       16,480
                                                                 --------
                                                                  164,363
                                                                 --------
DIVERSIFIED OPERATIONS -- 1.65%+
Siemens AG ADR..................................         150        8,910
                                                                 --------
ELECTRIC ENERGY -- 2.76%+
Dominion Resources, Inc.........................         225       14,895
                                                                 --------
ENERGY -- ALTERNATE SOURCES -- 1.05%+
H Power Corporation*............................       1,000          950
Millennium Cell, Inc.*..........................       1,000        3,100
Plug Power, Inc.*...............................         200        1,582
                                                                 --------
                                                                    5,632
                                                                 --------
OIL AND GAS FIELD MACHINERY AND EQUIPMENT -- 5.73%+
NATCO Group, Inc. -- Class A*...................       1,500       13,050
Oil States International, Inc.*.................       1,500       17,850
                                                                 --------
                                                                   30,900
                                                                 --------
PETROLEUM REFINING AND PRODUCTION -- 16.05%+
BP P.L.C. -- ADR................................         600       30,294
ChevronTexaco Corporation.......................         154       13,629
Conoco, Inc.....................................         500       13,900
Exxon Mobil Corporation.........................         700       28,644
                                                                 --------
                                                                   86,467
                                                                 --------
REAL ESTATE AND OIL -- 4.17%+
Texas Pacific Land Trust........................         550       22,440
                                                                 --------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE ENERGY PORTFOLIO
 Portfolio of Investments -- June 30, 2002 (Unaudited) -- (Continued)

                                                     SHARES       VALUE
-------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.00%+
Williams Communications Group, Inc.*............          82     $      2
                                                                 --------
TRANSPORTATION -- 2.28%+
OMI Corporation*................................       3,000       12,300
                                                                 --------
URANIUM PRODUCTION AND ENRICHMENT SERVICES -- 5.85%+
Cameco Corporation..............................         200        5,130
USEC, Inc.......................................       3,000       26,400
                                                                 --------
                                                                   31,530
                                                                 --------
TOTAL COMMON STOCKS
  (cost $419,494)...............................                  377,439
                                                                 --------

                                                    PRINCIPAL
VARIABLE RATE DEMAND NOTES** -- 12.56%+              AMOUNT
-------------------------------------------------------------------------
American Family, 1.4626%........................     $17,706       17,706
U.S. Bank, N.A., 1.5900%........................      16,979       16,979
Wisconsin Corporate Central Credit Union,
  1.5100%.......................................      15,000       15,000
Wisconsin Electric Power Company, 1.4625%.......      18,000       18,000
                                                                 --------
TOTAL VARIABLE RATE DEMAND NOTES
  (cost $67,685)................................                   67,685
                                                                 --------
TOTAL INVESTMENTS -- 82.61%+
  (COST $487,179)...............................                 $445,124
                                                                 ========

------------------
*  -- Non-income producing security.

** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2002.

ADR -- American Depository Receipts.

+ -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE KINETICS GOVERNMENT MONEY MARKET PORTFOLIO
 Portfolio of Investments -- June 30, 2002 (Unaudited)

                                             PRINCIPAL
SHORT-TERM INVESTMENTS -- 44.34%+             AMOUNT        VALUE
--------------------------------------------------------------------
DISCOUNT NOTES -- 44.34%+
Federal Home Loan Bank Discount Note
  1.7128%, 7/01/2002......................  $41,742,000  $41,742,000
                                                         -----------
TOTAL INVESTMENTS -- 44.34%+
  (COST $41,742,000)......................               $41,742,000
                                                         ===========

------------------
+ -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Options Written -- June 30, 2002 (Unaudited)

PUT OPTIONS WRITTEN                                 CONTRACTS    VALUE
------------------------------------------------------------------------
CheckFree Corporation
  Expiring January 2004 at $25.00.................     200      $216,000
eBAY, Inc.
  Expiring January 2005 at $80.00.................     250        72,750
General Motors Corporation -- Class H
  Expiring January 2003 at $20.00.................     193       173,700
Getty Images, Inc.
  Expiring January 2003 at $40.00.................      25        46,000
                                                                --------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $315,052)....................              $508,450
                                                                ========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Options Written -- June 30, 2002 (Unaudited)

CALL OPTIONS WRITTEN                                 CONTRACTS    VALUE
------------------------------------------------------------------------
Johnson & Johnson
  Expiring January 2004 at $55.00..................     100      $63,000
                                                                 -------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $98,647)......................              $63,000
                                                                 =======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Options Written -- June 30, 2002 (Unaudited)

CALL OPTIONS WRITTEN                                 CONTRACTS    VALUE
------------------------------------------------------------------------
CACI International, Inc. -- Class A
  Expiring July 2002 at $37.50.....................     50       $11,250
                                                                 -------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $4,075).......................              $11,250
                                                                 =======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2002 (Unaudited)

                                                                           THE INTERNET
                                                           THE INTERNET   EMERGING GROWTH
                                                            PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*.................................  $371,128,966     $3,910,924
  Receivable for securities loaned.......................    36,535,661        404,762
  Receivable for contributed capital.....................    26,637,240            100
  Receivable for investments sold........................    11,550,027         37,223
  Cash...................................................       953,418             --
  Dividends and interest receivable......................       327,003          1,092
  Other assets...........................................        18,570          9,421
                                                           ------------     ----------
      Total assets.......................................   447,150,885      4,363,522
                                                           ------------     ----------
LIABILITIES:
  Written options, at value**............................       508,450             --
  Payable to Adviser.....................................       287,493          4,230
  Payable to Trustees....................................        12,001            173
  Payable for withdrawn capital..........................    71,032,037          2,173
  Payables for collateral received for securities
    loaned...............................................    36,535,661        404,762
  Payable for investments purchased......................       923,000          4,715
  Accrued expenses and other liabilities.................       119,363          4,825
                                                           ------------     ----------
      Total liabilities..................................   109,418,005        420,878
                                                           ------------     ----------
    Net assets...........................................  $337,732,880     $3,942,644
                                                           ============     ==========
 * Cost of investments...................................  $466,638,499     $6,747,871
                                                           ============     ==========
** Premiums received.....................................  $    315,052     $       --
                                                           ============     ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2002 (Unaudited)

                                                   THE NEW                   THE SMALL CAP
                                                  PARADIGM     THE MEDICAL   OPPORTUNITIES
                                                  PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*.......................  $10,549,980   $28,887,382    $7,317,446
  Receivable for securities loaned.............      274,176     3,324,180            --
  Receivable for contributed capital...........      112,310         9,419        24,530
  Cash.........................................       53,412       157,001         1,002
  Dividends and interest receivable............       18,806        16,119           976
  Receivable for investments sold..............           --            --       306,401
  Other assets.................................        8,902         6,609         8,442
                                                 -----------   -----------    ----------
      Total assets.............................   11,017,586    32,400,710     7,658,797
                                                 -----------   -----------    ----------
LIABILITIES:
  Written options, at value**..................           --        63,000        11,250
  Payable to Adviser...........................       10,960        28,232         7,250
  Payable to Trustees..........................          368         1,324           361
  Payables for collateral received for
    securities loaned..........................      274,176     3,324,180            --
  Payable for investments purchased............           --            --        15,075
  Payable for withdrawn capital................           --     3,108,860     1,076,575
  Accrued expenses and other liabilities.......        4,405        12,659         6,179
                                                 -----------   -----------    ----------
      Total liabilities........................      289,909     6,538,255     1,116,690
                                                 -----------   -----------    ----------
    Net assets.................................  $10,727,677   $25,862,455    $6,542,107
                                                 ===========   ===========    ==========
 * Cost of investments.........................  $10,203,659   $35,987,309    $8,095,145
                                                 ===========   ===========    ==========
** Premiums received...........................  $        --   $    98,647    $    4,075
                                                 ===========   ===========    ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2002 (Unaudited)

                                                                           THE KINETICS
                                                                            GOVERNMENT
                                                                              MONEY
                                                              THE ENERGY      MARKET
                                                              PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*....................................   $445,124    $ 41,742,000
  Receivable for contributed capital........................         --      73,076,742
  Cash......................................................     85,094             712
  Dividends and interest receivable.........................        393              --
  Other assets..............................................      9,594           1,390
                                                               --------    ------------
      Total assets..........................................    540,205     114,820,844
                                                               --------    ------------
LIABILITIES:
  Payable to Adviser........................................        531          62,171
  Payable to Trustees.......................................         14           3,758
  Payable for withdrawn capital.............................         --      20,576,754
  Accrued expenses and other liabilities....................        810          35,395
                                                               --------    ------------
      Total liabilities.....................................      1,355      20,678,078
                                                               --------    ------------
    Net assets..............................................   $538,850    $ 94,142,766
                                                               ========    ============
 * Cost of investments......................................   $487,179    $ 41,742,000
                                                               ========    ============

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2002 (Unaudited)

                                                                          THE INTERNET
                                                         THE INTERNET       EMERGING
                                                          PORTFOLIO     GROWTH PORTFOLIO
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+...........................................  $    346,381      $   1,900
  Interest.............................................     2,500,707         11,472
  Income from securities lending.......................        34,361            170
                                                         ------------      ---------
        Total investment income........................     2,881,449         13,542
                                                         ------------      ---------
EXPENSES:
  Investment advisory fees.............................     2,002,499         29,154
  Administration fees..................................       160,200          2,332
  Professional fees....................................        89,273            977
  Custodian fees and expenses..........................        48,160          7,645
  Trustees' fees and expenses..........................        21,958            402
  Fund accounting fees.................................        41,823            892
  Other expenses.......................................         9,558            144
                                                         ------------      ---------
        Net expenses...................................     2,373,471         41,546
                                                         ------------      ---------
Net investment income (loss)...........................       507,978        (28,004)
                                                         ------------      ---------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on:
    Investments and foreign currency...................   (54,947,161)      (383,429)
    Written option contracts expired or closed.........       (82,962)            --
  Net change in unrealized appreciation (depreciation)
    of:
    Investments and foreign currency...................     7,254,655       (462,574)
    Written option contracts...........................      (192,749)            --
                                                         ------------      ---------
Net loss on investments................................   (47,968,217)      (846,003)
                                                         ------------      ---------
Net decrease in net assets resulting from operations...  $(47,460,239)     $(874,007)
                                                         ============      =========
+ Net of Foreign Taxes Withheld of:....................  $     41,372      $      --
                                                         ============      =========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2002 (Unaudited)

                                                   THE NEW                  THE SMALL CAP
                                                  PARADIGM    THE MEDICAL   OPPORTUNITIES
                                                  PORTFOLIO    PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+....................................  $  58,958   $  163,243     $    26,588
  Interest......................................     22,512       28,836          10,623
  Income from securities lending................        460        3,852             836
                                                  ---------   -----------    -----------
        Total investment income.................     81,930      195,931          38,047
                                                  ---------   -----------    -----------
EXPENSES:
  Investment advisory fees......................     62,928      217,054          61,175
  Administration fees...........................      5,034       17,364           4,894
  Professional fees.............................      1,253       10,822           2,847
  Custodian fees and expenses...................      9,272        6,144           8,632
  Trustees' fees and expenses...................        851        2,532             917
  Fund accounting fees..........................      2,412        6,390           2,142
  Other expenses................................        180        1,137             147
                                                  ---------   -----------    -----------
        Net expenses............................     81,930      261,443          80,754
                                                  ---------   -----------    -----------
Net investment loss.............................         --      (65,512)        (42,707)
                                                  ---------   -----------    -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments and foreign currency............    (29,312)  (1,052,729)        843,511
    Written option contracts expired or
      closed....................................      9,819      283,483              --
  Net change in unrealized appreciation
    (depreciation) of:
    Investments and foreign currency............   (240,986)  (9,078,330)     (1,377,208)
    Written option contracts....................         --       35,646          10,576
                                                  ---------   -----------    -----------
Net loss on investments.........................   (260,479)  (9,811,930)       (523,121)
                                                  ---------   -----------    -----------
Net decrease in net assets resulting from
  operations....................................  $(260,479)  $(9,877,442)   $  (565,828)
                                                  =========   ===========    ===========
+ Net of Foreign Taxes Withheld of:.............  $   4,716   $   14,476     $       291
                                                  =========   ===========    ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2002 (Unaudited)

                                                                           THE KINETICS
                                                            THE ENERGY   GOVERNMENT MONEY
                                                            PORTFOLIO    MARKET PORTFOLIO
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+..............................................   $ 3,467         $     --
  Interest................................................       651          741,945
                                                             -------         --------
        Total investment income...........................     4,118          741,945
                                                             -------         --------
EXPENSES:
  Investment advisory fees................................     3,026          249,662
  Administration fees.....................................       242           49,924
  Professional fees.......................................        96           32,126
  Custodian fees and expenses.............................     1,060            7,218
  Trustees' fees and expenses.............................        25           11,703
  Fund accounting fees....................................     1,249           13,870
  Other expenses..........................................        10            1,989
                                                             -------         --------
        Net expenses......................................     5,708          366,492
                                                             -------         --------
Net investment income (loss)..............................    (1,590)         375,453
                                                             -------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on:
    Investments and foreign currency......................       682               --
  Net change in unrealized appreciation of:
    Investments and foreign currency......................    18,542               --
                                                             -------         --------
Net gain on Investments...................................    19,224               --
                                                             -------         --------
Net increase in net assets resulting from operations......   $17,634         $375,453
                                                             =======         ========
+ Net of Foreign Taxes Withheld of:.......................   $    86         $     --
                                                             =======         ========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                          THE INTERNET
                                    THE INTERNET PORTFOLIO         EMERGING GROWTH PORTFOLIO
                               ---------------------------------   --------------------------
                                 SIX MONTHS                        SIX MONTHS
                                    ENDED            FOR THE          ENDED        FOR THE
                                  JUNE 30,         YEAR ENDED       JUNE 30,      YEAR ENDED
                                    2002          DECEMBER 31,        2002       DECEMBER 31,
                                 (UNAUDITED)          2001         (UNAUDITED)       2001
---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income
    (loss)...................  $       507,978   $     1,166,292   $   (28,004)  $   (11,322)
  Net realized loss on sale
    of investments, foreign
    currency and written
    options..................      (55,030,123)      (77,054,967)     (383,429)   (4,598,433)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments, foreign
    currency and written
    options..................        7,061,906        46,097,800      (462,574)    5,191,691
                               ---------------   ---------------   -----------   -----------
      Net increase (decrease)
        in net assets
        resulting from
        operations...........      (47,460,239)      (29,790,875)     (874,007)      581,936
                               ---------------   ---------------   -----------   -----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST
  TRANSACTIONS:
  Contributions..............    3,364,576,766     1,344,971,436       318,785     5,431,612
  Withdrawals................   (3,278,696,531)   (1,469,542,366)     (693,461)   (5,296,512)
                               ---------------   ---------------   -----------   -----------
      Net increase (decrease)
        in net assets
        resulting from
        beneficial interest
        transactions.........       85,880,235      (124,570,930)     (374,676)      135,100
                               ---------------   ---------------   -----------   -----------
  Total increase (decrease)
    in net assets............       38,419,996      (154,361,805)   (1,248,683)      717,036
NET ASSETS:
  Beginning of period........      299,312,884       453,674,689     5,191,327     4,474,291
                               ---------------   ---------------   -----------   -----------
  End of period..............  $   337,732,880   $   299,312,884   $ 3,942,644   $ 5,191,327
                               ===============   ===============   ===========   ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS

                                  THE NEW PARADIGM PORTFOLIO       THE MEDICAL PORTFOLIO
                                 ----------------------------   ----------------------------
                                  SIX MONTHS       FOR THE       SIX MONTHS       FOR THE
                                     ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                 JUNE 30, 2002   DECEMBER 31,   JUNE 30, 2002   DECEMBER 31,
                                  (UNAUDITED)        2001        (UNAUDITED)        2001
--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss..........   $        --    $   (43,200)   $    (65,512)   $   (187,870)
  Net realized gain (loss) on
    sale of investments,
    foreign currency and
    written options............       (19,493)       152,539        (769,246)      2,422,810
  Net change in unrealized
    depreciation of
    investments, foreign
    currency and written
    options....................      (240,986)      (136,318)     (9,042,684)    (10,315,704)
                                  -----------    -----------    ------------    ------------
      Net decrease in net
        assets resulting from
        operations.............      (260,479)       (26,979)     (9,877,442)     (8,080,764)
                                  -----------    -----------    ------------    ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  BENEFICIAL INTEREST
  TRANSACTIONS:
  Contributions................     4,014,622      9,356,956      57,828,586      77,264,702
  Withdrawals..................    (1,852,212)    (4,293,470)    (63,835,498)    (91,084,242)
                                  -----------    -----------    ------------    ------------
      Net increase (decrease)
        in net assets resulting
        from beneficial
        interest
        transactions...........     2,162,410      5,063,486      (6,006,912)    (13,819,540)
                                  -----------    -----------    ------------    ------------
  Total increase (decrease) in
    net assets.................     1,901,931      5,036,507     (15,884,354)    (21,900,304)
NET ASSETS:
  Beginning of period..........     8,825,746      3,789,239      41,746,809      63,647,113
                                  -----------    -----------    ------------    ------------
  End of period................   $10,727,677    $ 8,825,746    $ 25,862,455    $ 41,746,809
                                  ===========    ===========    ============    ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                 THE SMALL CAP
                                                            OPPORTUNITIES PORTFOLIO
                                                          ---------------------------
                                                           SIX MONTHS
                                                             ENDED         FOR THE
                                                            JUNE 30,      YEAR ENDED
                                                              2002       DECEMBER 31,
                                                          (UNAUDITED)        2001
-------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss...................................  $    (42,707)  $    (45,608)
  Net realized gain on sale of investments, foreign
    currency and written options........................       843,511        234,003
  Net change in unrealized appreciation (depreciation)
    of investments, foreign currency and written
    options.............................................    (1,366,632)       558,827
                                                          ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................      (565,828)       747,222
                                                          ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM BENEFICIAL
  INTEREST TRANSACTIONS:
  Contributions.........................................     9,549,442     26,277,697
  Withdrawals...........................................   (11,601,717)   (18,379,087)
                                                          ------------   ------------
      Net increase (decrease) in net assets resulting
        from beneficial interest transactions...........    (2,052,275)     7,898,610
                                                          ------------   ------------
  Total increase (decrease) in net assets...............    (2,618,103)     8,645,832
NET ASSETS:
  Beginning of period...................................     9,160,210        514,378
                                                          ------------   ------------
  End of period.........................................  $  6,542,107   $  9,160,210
                                                          ============   ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                  THE KINETICS GOVERNMENT
                                   THE ENERGY PORTFOLIO           MONEY MARKET PORTFOLIO
                                --------------------------   ---------------------------------
                                SIX MONTHS                     SIX MONTHS
                                   ENDED        FOR THE           ENDED            FOR THE
                                 JUNE 30,      YEAR ENDED       JUNE 30,         YEAR ENDED
                                   2002       DECEMBER 31,        2002          DECEMBER 31,
                                (UNAUDITED)       2001         (UNAUDITED)          2001
----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income
    (loss)....................   $  (1,590)    $  (29,033)   $       375,453   $     1,081,527
  Net realized gain (loss) on
    sale of investments,
    foreign currency and
    written options...........         682         (1,147)                --                --
  Net change in unrealized
    appreciation
    (depreciation) of
    investments, foreign
    currency and written
    options...................      18,542        (60,597)                --                --
                                 ---------     ----------    ---------------   ---------------
      Net increase (decrease)
        in net assets
        resulting from
        operations............      17,634        (90,777)           375,453         1,081,527
                                 ---------     ----------    ---------------   ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  BENEFICIAL INTEREST
  TRANSACTIONS:
  Contributions...............     198,268      1,024,275      3,458,230,102     1,463,241,787
  Withdrawals.................    (107,209)      (514,341)    (3,459,351,260)   (1,390,879,520)
                                 ---------     ----------    ---------------   ---------------
      Net increase (decrease)
        in net assets
        resulting from
        beneficial interest
        transactions..........      91,059        509,934         (1,121,158)       72,362,267
                                 ---------     ----------    ---------------   ---------------
  Total increase (decrease) in
    net assets................     108,693        419,157           (745,705)       73,443,794
NET ASSETS:
  Beginning of period.........     430,157         11,000         94,888,471        21,444,677
                                 ---------     ----------    ---------------   ---------------
  End of period...............   $ 538,850     $  430,157    $    94,142,766   $    94,888,471
                                 =========     ==========    ===============   ===============

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS
 June 30, 2002 (Unaudited)

1.   ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Business Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The New Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Energy Portfolio, and The Kinetics Government Money Market Portfolio (the "Master Portfolios"). Pursuant to the 1940 Act, the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, are "non-diversified" series of the Trust. Each of the Master Portfolios commenced operations on April 28, 2000, except for The Energy Portfolio, which commenced operations on December 29, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds' proportionate interest in the Master Portfolio.

Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests in equity securities of companies engaged in a broad range of Internet-related activities. The Internet Emerging Growth Portfolio invests in equity securities of small and medium capitalization companies engaged in business of the Internet and Internet-related activities. The New Paradigm Portfolio invests in equity securities of U.S. and foreign companies that the Adviser believes are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues as a result of increased involvement in, or growth of, the Internet. The Medical Portfolio invests in equity securities of companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests in equity securities of small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2002 (Unaudited)

institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Energy Portfolio invests primarily in the equity securities of companies engaged in the field of energy generation, exploration, distribution, equipment development and a range of alternative energy-related research and technologies. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments issued by the U.S. Government, its agencies or instrumentalities.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in The Kinetics Government Money Market Portfolio and instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2002, The Internet Portfolio held five such securities while The Internet Emerging Growth Portfolio and the Small Cap Portfolio Opportunities, each held one such security which represented 4.12%, 0.11% and 0.00% of the Portfolio's total net assets, respectively.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2002 (Unaudited)

Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2002 (Unaudited)

interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2002, The Internet Emerging Growth Portfolio owned investment securities with an aggregate market value of $38,205 which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees. The illiquid securities of The Internet Emerging Growth Portfolio represent 0.97% of the net assets of the Master Portfolio.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements to no more than 33 1/3% of its assets. Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2002 (Unaudited)

EXPENSE ALLOCATION
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interest in the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis.

Effective January 1, 2001, the Master Portfolios adopted the yield to maturity premium and discount amortization method on all fixed-income securities, as required by the revised AICPA Audit and Accounting Guide for Investment Companies. At that time, the Internet Portfolio was the only portfolio that held fixed-income securities. As of June 30, 2002, the Internet Portfolio increased the cost of its fixed-income securities by $31,401, the cumulative amount of amortization that would had been recognized had amortization been in effect from the purchase date of each holding. For the 6 months ended June 30, 2002, the interest income increased $6,805, Long-Term Capital gains decreased $0, and unrealized depreciation increased $6,805.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2002 (Unaudited)

3.   INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio's average daily net assets. The Internet Portfolio, The Internet Emerging Growth Portfolio, The New Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Energy Portfolio and The Kinetics Government Money Market Portfolio incurred expenses of $2,002,499, $29,154, $62,928, $217,054, $61,175, $3,026 and $249,662,
respectively, pursuant to the Investment Advisory Agreement.

4.   SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2002 were as follows:

                                      PURCHASES                    SALES
                               ------------------------   ------------------------
                                  U.S.                       U.S.
                               GOVERNMENT      OTHER      GOVERNMENT      OTHER
                               ----------   -----------   ----------   -----------
The Internet Portfolio.......    --         $42,296,213     --         $92,874,401
The Internet Emerging Growth
  Portfolio..................    --         $   365,314     --         $   645,721
The New Paradigm Portfolio...    --         $ 2,335,842     --         $   866,116
The Medical Portfolio........    --         $ 1,722,136     --         $ 2,229,609
The Small Cap Opportunities
  Portfolio..................    --         $ 8,445,394     --         $ 9,789,099
The Energy Portfolio.........    --         $         0     --         $       715

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2002 (Unaudited)

As of June 30, 2002, unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

                                            NET
                                        APPRECIATION    APPRECIATED    DEPRECIATED
                                       (DEPRECIATION)   SECURITIES     SECURITIES
                                       --------------   -----------   -------------
The Internet Portfolio...............   $(99,527,247)   $36,794,565   $(136,321,812)
The Internet Emerging Growth
  Portfolio..........................   $ (2,843,211)   $   493,521   $  (3,336,732)
The New Paradigm Portfolio...........   $    340,664    $   867,180   $    (526,516)
The Medical Portfolio................   $ (7,121,106)   $ 2,714,926   $  (9,836,032)
The Small Cap Opportunities
  Portfolio..........................   $   (845,711)   $   575,039   $  (1,420,750)
The Energy Portfolio.................   $    (42,055)   $    21,864   $     (63,919)

At June 30, 2002, the cost of investments for federal income tax purposes was $470,656,213, $6,754,135, $10,209,316, $36,008,488, $8,163,157 and $487,179 for
The Internet Portfolio, The Internet Emerging Growth Portfolio, The New Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio and The Energy Portfolio, respectively.

For the six months ended June 30, 2002 the Master Portfolios wrote the following options:

                                               NUMBER       PREMIUM
                                            OF CONTRACTS    AMOUNT
                                            ------------   ---------
THE INTERNET PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....       970       $ 910,126
Options Written...........................        50         103,572
Options Exercised.........................        (7)         (2,863)
Options Closed............................      (345)       (695,783)
                                                ----       ---------
Outstanding at the End of Period..........       668       $ 315,052
                                                ====       =========
THE MEDICAL PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....       410       $ 291,400
Options Written...........................       210         226,062
Options Exercised.........................      (200)        (85,297)
Options Expired...........................      (110)       (107,456)
Options Closed............................      (210)       (226,062)
                                                ----       ---------
Outstanding at the End of Period..........       100       $  98,647
                                                ====       =========
THE SMALL CAP OPPORTUNITIES PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....       700       $  28,249
Options Written...........................       100           7,650
Options Exercised.........................      (100)         (4,800)
Options Expired...........................      (600)        (23,449)
Options Closed............................       (50)         (3,575)
                                                ----       ---------
Outstanding at the End of Period..........        50       $   4,075
                                                ====       =========

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2002 (Unaudited)

5.   PORTFOLIO SECURITIES LOANED

As of June 30, 2002, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The value of the securities on loan and the value of the related collateral were as follows:

                                            SECURITIES    COLLATERAL
                                            -----------   -----------
The Internet Portfolio....................  $35,819,275   $36,535,661
The Internet Emerging Growth Portfolio....  $   396,825   $   404,762
The New Paradigm Portfolio................  $   268,800   $   274,176
The Medical Portfolio.....................  $ 3,259,000   $ 3,324,180

6.   SELECTED FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

                                                  THE INTERNET PORTFOLIO
                                  -------------------------------------------------------
                                   SIX MONTHS           FOR THE         APRIL 28, 2000(+)
                                      ENDED           YEAR ENDED             THROUGH
                                  JUNE 30, 2002    DECEMBER 31, 2001    DECEMBER 31, 2001
                                  -------------    -----------------    -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement...      1.48%*             1.44%                1.43%*
 After expense reimbursement....      1.48%*             1.44%                1.43%*
Ratio of net investment income
 (loss) to average net assets:
 Before expense reimbursement...      0.32%*             0.32%               (0.69%)*
 After expense reimbursement....      0.32%*             0.32%               (0.69%)*
Portfolio turnover rate.........        16%                44%                  16%

------------------
* Annualized.
(+) Commencement of operations.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2002 (Unaudited)

                                          THE INTERNET EMERGING GROWTH PORTFOLIO
                                  -------------------------------------------------------
                                   SIX MONTHS           FOR THE         APRIL 28, 2000(+)
                                      ENDED           YEAR ENDED             THROUGH
                                  JUNE 30, 2002    DECEMBER 31, 2001    DECEMBER 31, 2000
                                  -------------    -----------------    -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement...      1.78%*             2.30%                1.93%*
 After expense reimbursement....      1.78%*             2.30%                1.84%*
Ratio of net investment loss to
 average net assets:
 Before expense reimbursement...     (1.20%)*           (0.22%)              (0.35%)*
 After expense reimbursement....     (1.20%)*           (0.22%)              (0.26%)*
Portfolio turnover rate.........        12%                24%                  30%

------------------
* Annualized.
(+) Commencement of operations.

                                                THE NEW PARADIGM PORTFOLIO
                                  -------------------------------------------------------
                                   SIX MONTHS           FOR THE         APRIL 28, 2000(+)
                                      ENDED           YEAR ENDED             THROUGH
                                  JUNE 30, 2002    DECEMBER 31, 2001    DECEMBER 31, 2000
                                  -------------    -----------------    -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement...      1.63%*             2.27%                2.85%*
 After expense reimbursement....      1.63%*             2.27%                2.60%*
Ratio of net investment income
 (loss) to average net assets:
 Before expense reimbursement...      0.00%*            (0.69%)              (0.66%)*
 After expense reimbursement....      0.00%*            (0.69%)              (0.41%)*
Portfolio turnover rate.........        10%                41%                  89%

------------------
*   Annualized.
(+) Commencement of operations.

                                                   THE MEDICAL PORTFOLIO
                                  -------------------------------------------------------
                                   SIX MONTHS           FOR THE         APRIL 28, 2000(+)
                                      ENDED           YEAR ENDED             THROUGH
                                  JUNE 30, 2002    DECEMBER 31, 2001    DECEMBER 31, 2000
                                  -------------    -----------------    -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement...      1.51%*             1.51%                1.47%*
 After expense reimbursement....      1.51%*             1.51%                1.46%*
Ratio of net investment loss to
 average net assets:
 Before expense reimbursement...     (0.38%)*           (0.39%)              (0.55%)*
 After expense reimbursement....     (0.38%)*           (0.39%)              (0.54%)*
Portfolio turnover rate.........         6%                 6%                   1%

------------------
*   Annualized.
(+) Commencement of operations.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2002 (Unaudited)

                                             THE SMALL CAP OPPORTUNITIES PORTFOLIO
                                    -------------------------------------------------------
                                     SIX MONTHS           FOR THE         APRIL 28, 2000(+)
                                        ENDED           YEAR ENDED             THROUGH
                                    JUNE 30, 2002    DECEMBER 31, 2001    DECEMBER 31, 2000
                                    -------------    -----------------    -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement.....      1.65%*             2.35%                13.27%*
 After expense reimbursement......      1.65%*             2.35%                10.93%*
Ratio of net investment loss to
 average net assets:
 Before expense reimbursement.....     (0.87%)*           (0.99%)              (11.12%)*
 After expense reimbursement......     (0.87%)*           (0.99%)               (8.78%)*
Portfolio turnover rate...........       102%               181%                  198%

------------------
*   Annualized.
(+) Commencement of operations.

                                                               THE ENERGY PORTFOLIO
                                                        ----------------------------------
                                                         SIX MONTHS           FOR THE
                                                            ENDED           YEAR ENDED
                                                        JUNE 30, 2002    DECEMBER 31, 2001
                                                        -------------    -----------------
Ratio of expenses to average net assets:
 Before expense reimbursement.........................      2.36%*             8.44%
 After expense reimbursement..........................      2.36%*             8.44%
Ratio of net investment loss to average net assets:
 Before expense reimbursement.........................     (0.66%)*           (5.98%)
 After expense reimbursement..........................     (0.66%)*           (5.98%)
Portfolio turnover rate...............................         0%                15%

                                                   THE KINETICS GOVERNMENT
                                                   MONEY MARKET PORTFOLIO
                                   -------------------------------------------------------
                                    SIX MONTHS           FOR THE         APRIL 28, 2000(+)
                                       ENDED           YEAR ENDED             THROUGH
                                   JUNE 30, 2002    DECEMBER 31, 2001    DECEMBER 31, 2000
                                   -------------    -----------------    -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement....      0.73%*             0.79%                0.78%*
 After expense reimbursement.....      0.73%*             0.79%                0.78%*
Ratio of net investment income to
 average net assets:
 Before expense reimbursement....      0.75%*             2.70%                5.36%*
 After expense reimbursement.....      0.75%*             2.70%                5.36%*
Portfolio turnover rate..........        N/A                N/A                  N/A

------------------
*   Annualized.
(+) Commencement of operations.

                                KINETICS MUTUAL
                                  FUNDS, INC.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                             INVESTMENT ADVISER AND
                          SHAREHOLDER SERVICING AGENT
                        Kinetics Asset Management, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                                  DISTRIBUTOR
                        Kinetics Funds Distributor, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                                 ADMINISTRATOR
                              FUND ACCOUNTANT AND
                                 TRANSFER AGENT
                       Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                               Firstar Bank, N.A.
                            615 East Michigan Street
                              Milwaukee, WI 53202


                       THIS MATERIAL MUST BE PRECEDED OR
                          ACCOMPANIED BY A PROSPECTUS